WM GROUP OF FUNDS
                                I SHARE PROSPECTUS

                                   MARCH 1, 2006
                            Revised SEPTEMBER 15, 2006

                                   EQUITY FUNDS

                                   -REIT FUND
                                   -EQUITY INCOME FUND
                                   -GROWTH & INCOME FUND
                                   -WEST COAST EQUITY FUND
                                   -MID CAP STOCK FUND
                                   -GROWTH FUND
                                   -SMALL CAP VALUE FUND
                                   -SMALL CAP GROWTH FUND
                                   -INTERNATIONAL GROWTH FUND

                                   FIXED-INCOME FUNDS

                                   -SHORT TERM INCOME FUND
                                   -U.S. GOVERNMENT SECURITIES FUND
                                   -INCOME FUND
                                   -HIGH YIELD FUND

                                   MONEY MARKET FUND

     The WM Group of Funds provides a broad selection of investment choices.

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a crime.

                                WM GROUP OF FUNDS

                                  MARCH 1, 2006
                            Revised SEPTEMBER 15, 2006

                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
Risk/Return Summary                                                           3
Equity Funds                                                                  4
Fixed-Income Funds                                                            5
Money Market Fund                                                            19
Summary of Principal Risks                                                   20
Fees and Expenses of the Funds                                               25
Fund Investment Strategies and Risks                                         26
Equity Funds                                                                 26
Fixed-Income Funds                                                           28
Money Market Fund                                                            30
Common Investment Practices                                                  30
Investing in the Funds                                                       38
Redemptions and Exchanges of Shares                                          40
Tax Considerations                                                           41
How Net Asset Value is Determined                                            42
Management of the Funds                                                      42
Individual Fund Managers                                                     44
Management Fees                                                              47
Financial Highlights                                                         48
Appendix A                                                                   63

RISK/RETURN SUMMARY


The WM Group of Funds provides a broad selection of investment choices, which are available through WM Trust I, WM Trust II, and WM Strategic Asset Management Portfolios, LLC (the "Trusts"). This summary identifies the investment objectives, principal investment strategies and principal risks of the Equity Funds and Fixed-Income Funds, as defined below, and the Money Market Fund (each a "Fund," collectively the "Funds"). The "Equity Funds" include the REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, and International Growth Funds. The "Fixed-Income Funds" include the Short Term Income, U.S. Government Securities, Income, and High Yield Funds. The principal investment strategies identified in this summary are not the only investment strategies available to the Funds, and some of the principal investment strategies may not be available at any given time. For a discussion of other investment strategies available to the Funds, please see the Statement of Additional Information (the "SAI").


STRATEGIES AND RISKS

The principal investment strategies identified in this summary provide specific information about each of the Funds, but there are some general principles WM Advisors, Inc. ("WM Advisors") and the sub-advisors apply in making investment decisions. When making decisions about whether to buy or sell equity securities, WM Advisors and the sub-advisors will consider, among other things, a company's strength in fundamentals, its potential for earnings growth over time, and the current price of its securities relative to their perceived worth. When making decisions about whether to buy or sell fixed-income investments, WM Advisors and the sub-advisors will generally consider, among other things, the strength of certain sectors of the fixed-income market relative to others, interest rates and other general market conditions, and the credit quality of individual issuers.

The discussion of each Fund's principal investment strategies includes some of the principal risks of investing in such a fund. You can find a more detailed description of these and other principal risks of an investment in each Fund under "Summary of Principal Risks." Investments mentioned in the summary and described in greater detail under "Common Investment Practices" appear in BOLD TYPE. Please be sure to read the more complete descriptions of the Funds, and the related risks, before you invest.


PERFORMANCE


Below the description of each Fund is a bar chart showing the investment returns of each Fund's Class I Shares for each of the past ten years (or for the life of the Fund, if it is less than ten years old). The bar chart is intended to provide some indication of the volatility of the Funds' past returns. The performance table following each bar chart shows how average annual total returns of the Class I shares compare to returns of a broad-based securities market index for the last one, five, and ten years (or, in the case of a newer Fund, since the inception of the Fund). Past performance (before and after taxes) does not guarantee future results.

There can be no assurance that any Fund will achieve its investment objective. It is possible to lose money by investing in the Funds. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Market Fund.

EQUITY FUNDS

REIT FUND

OBJECTIVE: The Fund seeks to provide a high level of current income and intermediate-term to long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS: The Fund invests primarily in REAL ESTATE INVESTMENT TRUST ("REIT") SECURITIES and fixed-income securities of issuers that are principally engaged in U.S. real estate or related industries. The Fund's investments may also include convertible securities, MORTGAGE-BACKED SECURITIES, U.S. GOVERNMENT SECURITIES, AMERICAN DEPOSITARY RECEIPTS ("ADRs") and EUROPEAN DEPOSITARY RECEIPTS ("EDRs"), REPURCHASE AGREEMENTS, and ZERO-COUPON SECURITIES.

WM Advisors seeks investments for the Fund that represent a variety of sectors in the real estate industry. In selecting investments for the Fund, WM Advisors looks for high quality REIT SECURITIES at attractive valuations that have fundamental indicators of dividend growth potential, capital appreciation, a strong financial position, and solid management demonstrating consistency in adding value and generating cash flow.

Among the principal risks of investing in the Fund are:

-    Market risk
-    Credit risk
-    Currency risk
-    Foreign Investment risk
-    Leveraging risk
-    Fund-of-Funds risk
-    Real Estate risk
-    Derivatives risk
-    Liquidity risk
-    Management risk
-    Smaller Company risk

CALENDAR YEAR TOTAL RETURNS (CLASS I SHARES)

       ANNUAL RETURN
       -------------
2004       31.69%
2005        9.61%

During the periods shown above, the highest quarterly return was 15.45% (for the quarter ended 12/31/04) and the lowest was -7.95% (for the quarter ended 03/31/05).

AVERAGE ANNUAL TOTAL RETURNS(With Maximum Sales Charges)

                                                    Since Class I
                                                      Inception
FOR PERIODS ENDED DECEMBER 31, 2005   Past 1 Year      (3/1/03)
-----------------------------------   -----------   -------------
CLASS I SHARES                           9.61%          27.15%
NAREIT ALL REIT INDEX(1)                 8.29%          27.25%

(1) The National Association of Real Estate Investment Trust (NAREIT) All REIT Index reflects the aggregate performance of all publicly traded REIT securities that own, develop, and manage properties. Indices are unmanaged and individuals cannot invest directly in an index. Index performance information reflects no deduction for fees, expenses, or taxes.

EQUITY INCOME FUND

OBJECTIVE: The Fund seeks to provide a relatively high level of current income and long-term growth of income and capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS: The Fund invests primarily in dividend-paying common stocks and preferred stocks. The Fund's investments may also include bonds, convertible securities, U.S. GOVERNMENT SECURITIES, ADRs, Global Depositary Receipts ("GDRs"), EDRs, MORTGAGE-BACKED SECURITIES, REPURCHASE AGREEMENTS, and REIT SECURITIES.

In selecting investments for the Fund, WM Advisors looks for investments that provide regular income in addition to some opportunity for capital appreciation. Equity investments are typically made in "value" stocks currently selling for less than WM Advisors believes they are worth.

Among the principal risks of investing in the Fund are:

-    Market risk
-    Credit risk
-    Currency risk
-    Foreign Investment ris
-    Leveraging risk
-    Fund-of-Funds risk
-    Real Estate risk
-    Derivatives risk
-    Liquidity risk
-    Management risk
-    Smaller Company risk

CALENDAR YEAR TOTAL RETURNS (CLASS I SHARES)


       ANNUAL RETURN
       -------------
2001        7.78%
2002      -12.53%
2003       29.66%
2004       19.09%
2005        9.84%

During the periods shown above, the highest quarterly return was 15.82% (for the quarter ended 06/30/03) and the lowest was -14.77% (for the quarter ended 09/30/02).

AVERAGE ANNUAL TOTAL RETURNS(With Maximum Sales Charges)

                                                                   Since Class I
                                                                     Inception
FOR PERIODS ENDED DECEMBER 31, 2005   Past 1 Year   Past 5 Years      (8/1/00)
-----------------------------------   -----------   ------------   -------------
CLASS I SHARES                           9.84%          9.84%          11.62%
S&P 500(1)                               4.91%          0.54%          -0.89%
S&P 500/BARRA VALUE INDEX(2)             6.33%          2.53%           3.87%

(1) The S&P 500 is a broad-based index intended to represent the U.S. equity market. Indices are unmanaged and individuals cannot invest directly in an index. Index performance information reflects no deduction for fees, expenses, or taxes.

(2) The S&P 500/Barra Value Index is constructed by ranking the securities in the S&P 500 by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500.

GROWTH & INCOME FUND

OBJECTIVE: The Fund seeks to provide long-term capital growth. Current income is a secondary consideration.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS: The Fund invests primarily in common stocks. In selecting investments for the Fund, WM Advisors looks for common stocks that it believes are currently undervalued and whose issuers WM Advisors believes have the potential to increase earnings over time. WM Advisors seeks companies that it believes have solid management, a competitive advantage, and the resources to maintain superior cash flow and profitability over the long term. The Fund may also invest in REIT SECURITIES, preferred stock, and FIXED-INCOME SECURITIES.

Among the principal risks of investing in the Fund are:

-    Market risk
-    Credit risk
-    Currency risk
-    Foreign Investment risk
-    Leveraging risk
-    Fund-of-Funds risk
-    Real Estate risk
-    Derivatives risk
-    Liquidity risk
-    Management risk
-    Smaller Company risk

CALENDAR YEAR TOTAL RETURNS (CLASS I SHARES)


       ANNUAL RETURN
       -------------
1999       18.56%
2000        1.86%
2001       -2.91%
2002      -20.11%
2003       26.56%
2004        9.00%
2005        3.62%

During the periods shown above, the highest quarterly return was 16.63% (for the quarter ended 6/30/03) and the lowest was -15.98% (for the quarter ended 09/30/02).

AVERAGE ANNUAL TOTAL RETURNS(With Maximum Sales Charges)

                                                                   Since Class I
                                                                     Inception
FOR PERIODS ENDED DECEMBER 31, 2005   Past 1 Year   Past 5 Years     (3/23/98)
-----------------------------------   -----------   ------------   -------------
CLASS I SHARES                           3.62%          2.09%          4.44%
S&P 500(1)                               4.91%          0.54%          3.19%

(1) The S&P 500 is a broad-based index intended to represent the U.S. equity market. Indices are unmanaged and individuals cannot invest directly in an index. Index performance information reflects no deduction for fees, expenses, or taxes.

WEST COAST EQUITY FUND

OBJECTIVE: The Fund seeks to provide long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS: The Fund invests primarily in common stocks of companies located or doing business in Alaska, California, Oregon, and Washington. The Fund's investments may include REIT SECURITIES and BELOW-INVESTMENT-GRADE FIXED-INCOME SECURITIES (sometimes called "junk bonds").

In selecting investments for the Fund, WM Advisors looks for equity securities that it believes are undervalued, yet well-managed, with excellent long-term growth possibilities.

Among the principal risks of investing in the Fund are:

-    Market risk
-    Credit risk
-    Currency risk
-    Foreign Investment risk
-    Geographic Concentration risk
-    Leveraging risk
-    Real Estate risk
-    Derivatives risk
-    Liquidity risk
-    Management risk
-    Smaller Company risk
-    Fund-of-Funds risk

CALENDAR YEAR TOTAL RETURNS (CLASS I SHARES)(1)


       ANNUAL RETURN
       -------------
2000        6.99%
2001        6.69%
2002      -22.19%
2003       41.87%
2004       13.63%
2005        8.49%

During the periods shown above, the highest quarterly return was 29.93% (for the quarter ended 06/30/01) and the lowest was -25.10% (for the quarter ended 09/30/01).

AVERAGE ANNUAL TOTAL RETURNS(With Maximum Sales Charges) (1)

                                                                   Since Class I
                                                                     Inception
FOR PERIODS ENDED DECEMBER 31, 2005   Past 1 Year   Past 5 Years      (6/7/99)
-----------------------------------   -----------   ------------   -------------
CLASS I SHARES                           8.49%          7.74%          10.88%
RUSSELL 3000(R) INDEX(2)                 6.12%          1.58%           2.03%

(1) The Fund's performance in 1997 benefited from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.

(2) The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, representing approximately 98% of the investable U.S. equity market. Indices are unmanaged and individuals cannot invest directly in an index. Index performance information reflects no deduction for fees, expenses, or taxes.

MID CAP STOCK FUND

OBJECTIVE: This Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS: The Fund invests primarily in common stocks of companies having market capitalizations in the range of companies included in the S&P MidCap 400 at the time of purchase (ranging from approximately $0.42 billion to $14.5 billion as of December 31, 2005). The Fund may also invest in REIT and FIXED-INCOME SECURITIES. In selecting investments for the Fund, WM Advisors looks for equity investments in companies that have solid management, a competitive advantage, and the resources to maintain superior cash flow and profitability over the long term.

In determining whether securities should be sold, WM Advisors considers factors such as high valuations relative to other investment opportunities and deteriorating short- or long-term business fundamentals or future growth prospects. The Fund will not necessarily dispose of a security merely because its issuer's market capitalization is no longer in the range represented by the S&P MidCap 400.

Among the principal risks of investing in the Fund are:

-    Market risk
-    Credit risk
-    Currency risk
-    Foreign Investment risk
-    Leveraging risk
-    Fund-of-Funds risk
-    Real Estate risk
-    Derivatives risk
-    Liquidity risk
-    Management risk
-    Smaller Company risk

CALENDAR YEAR TOTAL RETURNS (CLASS I SHARES)

       ANNUAL RETURN
       -------------
2001       11.38%
2002      -10.07%
2003       27.23%
2004       14.24%
2005       13.31%

During the periods shown above, the highest quarterly return was 14.01% (for the quarter ended 12/31/01), and the lowest was -13.46% (for the quarter ended 09/30/02).

AVERAGE ANNUAL TOTAL RETURNS(With Maximum Sales Charges)

                                                                   Since Class I
                                                                     Inception
FOR PERIODS ENDED DECEMBER 31, 2005   Past 1 Year   Past 5 Years      (3/1/00)
-----------------------------------   -----------   ------------   -------------
CLASS I SHARES                           13.31%        10.53%          14.70%
S&P MIDCAP 400(1)                        12.55%         8.60%           9.60%


(1) The S&P MidCap 400 is a weighted index of the common stocks of 400 mid-size companies. Indices are unmanaged and individuals cannot invest directly in an index. Index performance information reflects no deduction for fees, expenses, or taxes.

GROWTH FUND

OBJECTIVE: The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS: The Fund invests primarily in common stocks, including FOREIGN INVESTMENTS that, in the opinion of WM Advisors or the Fund's sub-advisors, offer potential for growth. The Fund may also invest in FIXED-INCOME SECURITIES, convertible bonds, and preferred stock.

In selecting investments for the Fund, the Fund's three sub-advisors look for individual companies that they believe have exceptional potential for growth. WM Advisors will determine the portion of the Fund's assets to be managed by each sub-advisor. Companies are evaluated on their individual merit, their ability to generate earnings growth, and their superior management teams. In addition, the sub-advisors may consider broad macroeconomic indicators in making investment decisions for the Fund.

Among the principal risks of investing in the Fund are:

-    Market risk
-    Credit risk
-    Currency risk
-    Foreign Investment risk
-    Leveraging risk
-    Derivatives risk
-    Liquidity risk
-    Management risk
-    Smaller Company risk
-    Fund-of-Funds risk

CALENDAR YEAR TOTAL RETURNS (CLASS I SHARES)(1)

       ANNUAL RETURN
       -------------
1997       50.01%
1998       75.08%
1999       94.67%
2000      -21.68%
2001      -29.02%
2002      -31.37%
2003       28.49%
2004        8.15%
2005        7.38%

During the periods shown above, the highest quarterly return was 42.86% (for the quarter ended 12/31/99) and the lowest was -24.00% (for the quarter ended 03/31/01).

AVERAGE ANNUAL TOTAL RETURNS (With Maximum Sales Charges) (1)

                                                                   Since Class I
                                                                     Inception
FOR PERIODS ENDED DECEMBER 31, 2005   Past 1 Year   Past 5 Years     (7/25/96)
-----------------------------------   -----------   ------------   -------------
CLASS I SHARES                           7.38%         -6.18%          8.89%
RUSSELL 1000(R) GROWTH INDEX(2)          5.26%         -3.58%          6.55%

(1) The Fund's performance between 1999 and 2000 benefited from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.

(2) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) Index securities with higher price-to-book ratios and higher forecasted growth values. Indices are unmanaged and individuals cannot invest directly in an index. Index performance information reflects no deduction for fees, expenses, or taxes.

SMALL CAP VALUE FUND

OBJECTIVE: The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS: The Fund invests primarily in publicly traded small-cap equity securities. The Fund invests primarily in equity securities of companies with market capitalizations in the range represented by the Russell 2000(R) Index at the time of purchase (ranging from approximately $0.02 billion to $ 4.38 billion as of December 31, 2005).

In selecting investments for the Fund, WM Advisors uses a value approach that focuses on securities of companies that WM Advisors believes are trading at a meaningful discount from the value of the companies' assets and ongoing operations. WM Advisors generally uses a long-term investment approach and will sell a security when it believes that the full value of the business entity is reflected in the security's price. The Fund will not necessarily dispose of a security merely because its issuer's market capitalization is no longer in the range represented by the Russell 2000(R) Index.


Among the principal risks of investing in the Fund are:

-    Market risk
-    Credit risk
-    Currency risk
-    Foreign Investment risk
-    Leveraging risk
-    Fund-of-Funds risk
-    Real Estate risk
-    Derivatives risk
-    Liquidity risk
-    Management risk
-    Smaller Company risk

       ANNUAL RETURN
       -------------
2005       5.19%

During the periods shown above, the highest quarterly return was 1.90% (for the quarter ended 6/30/05) and the lowest was 0.24% (for the quarter ended 9/30/05).

PERFORMANCE TABLE

AVERAGE ANNUAL TOTAL RETURNS (With Maximum Sales Charges)

                                                    Since Class I
                                                      Inception
FOR PERIODS ENDED DECEMBER 31, 2005   Past 1 Year      (3/1/04)
-----------------------------------   -----------   -------------
CLASS I SHARES                           5.19%          13.63%
RUSSELL 2000(R) VALUE INDEX (1)          4.71%          11.14%

(1) The Russell 2000(R) Value Index measures the performance of those Russell 2000(R) Index securities with lower price-to-book ratios and lower forecasted growth values. Indices are unmanaged and individuals cannot invest directly in an index. Index performance information reflects no deduction for fees, expenses, or taxes.

SMALL CAP GROWTH FUND

OBJECTIVE: The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS: The Fund invests primarily in equity securities of companies with market capitalizations in the range represented by the Russell 2000(R) Index at the time of purchase (ranging from approximately $0.02 billion to $4.38 billion as of December 31, 2005).

In selecting investments for the Fund, WM Advisors or the Fund's sub-advisors look for individual companies that they believe offer potential for organic growth. Companies are evaluated on their individual merit; their ability to generate earnings growth; and their superior management teams, products and services. The broad evaluation of a particular sector and market trends are also considered in the analysis of a company's potential. The Fund will not necessarily dispose of a security merely because its issuer's market capitalization is no longer in the range represented by the Russell 2000(R) Index.

Among the principal risks of investing in the Fund are:

-    Market risk
-    Credit risk
-    Currency risk
-    Foreign Investment risk
-    Leveraging risk
-    Fund-of-Funds risk
-    Real Estate risk
-    Derivatives risk
-    Liquidity risk
-    Management risk
-    Smaller Company risk

CALENDAR YEAR TOTAL RETURNS (CLASS I SHARES) (1)

       ANNUAL RETURN
       -------------
1997       16.36%
1998        5.24%
1999       71.61%
2000      -11.53%
2001      -13.15%
2002      -47.00%
2003       70.52%
2004        4.70%
2005       -1.78%

During the periods shown above, the highest quarterly return was 39.24% (for the quarter ended 12/31/01) and the lowest was -41.23% (for the quarter ended 09/30/01).

CLASS I AVERAGE ANNUAL TOTAL RETURNS(With Maximum Sales Charges) (1)

                                                                   Since Class I
                                                                     Inception
FOR PERIODS ENDED DECEMBER 31, 2005   Past 1 Year   Past 5 Years     (7/25/96)
-----------------------------------   -----------   ------------   -------------
CLASS I SHARES                           -1.78%        -4.09%          -5.01%
RUSSELL 2000(R) GROWTH INDEX(2)           4.15%         2.28%           5.18%

(1) There were no Class I shares outstanding from April 13, 1999 to January 5, 2000. Yearly performance for 1999 and Average Annual Returns for periods including the period from April 13, 1999 to January 5, 2000 reflect the performance of the Fund's Class I shares, which have higher expenses and, therefore, lower performance. The Fund's performance between 1998 and 1999 benefited from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.

(2) The Russell 2000(R) Growth Index measures the performance of those Russell 2000(R) Index securities with higher price-to-book ratios and higher forecasted growth values. Indices are unmanaged and individuals cannot invest directly in an index. Index performance information reflects no deduction for fees, expenses, or taxes.

INTERNATIONAL GROWTH FUND

OBJECTIVE: The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS: The Fund invests primarily in equity securities of foreign issuers, including issuers located in developing or emerging market countries. The Fund may also use STRATEGIC TRANSACTIONS (derivatives) such as FOREIGN CURRENCY EXCHANGE TRANSACTIONS.

In selecting investments for the Fund, the "non-U.S. equity team" and the "emerging market equity team" of the Fund's sub-advisor, seek attractively priced securities that represent good long-term investment opportunities. Both teams emphasize fundamental research and rely on their own financial analysis to determine the difference between underlying value of a company and the price of its securities in the marketplace. WM Advisors determines the portion of the Fund's assets to be managed by each team. The Fund's sub-advisor utilizes a research-driven, "bottom-up" approach in which decisions are based upon extensive field research and direct company contacts. The Fund's sub-advisor blends its basic value-oriented approach with macroeconomic and political judgments on the outlook for economies, industries, currencies, and markets.

Among the principal risks of investing in the Fund are:

-    Market risk
-    Credit risk
-    Currency risk
-    Foreign Investment risk
-    Leveraging risk
-    Derivatives risk
-    Liquidity risk
-    Management risk
-    Smaller Company risk
-    Fund-of-Funds risk

CALENDAR YEAR TOTAL RETURNS (CLASS I SHARES)


       ANNUAL RETURN
       -------------
1997       15.45%
1998       25.44%
1999       50.84%
2000      -20.61%
2001      -18.20%
2002      -14.83%
2003       34.10%
2004       13.31%
2005       17.89%

During the periods shown above, the highest quarterly return was 29.31% (for the quarter ended 12/31/99) and the lowest was -20.03% (for the quarter ended 09/30/02).

AVERAGE ANNUAL TOTAL RETURNS (With Maximum Sales Charges)

                                                                      Since Class I
                                                                        Inception
FOR PERIODS ENDED DECEMBER 31, 2005      Past 1 Year   Past 5 Years     (7/25/96)
-----------------------------------      -----------   ------------   -------------
CLASS I SHARES                              17.89%         4.53%          5.47%
MSCI ALL COUNTRY WORLD INDEX ex-USA(1)      17.11%         6.66%          6.92%
MSCI EAFE INDEX(1)                          14.02%         4.94%          6.39%

(1) Effective March 1, 2006, the Morgan Stanley Capital International ("MSCI") All Country World Index ex-USA replaced the MSCI EAFE Index because WM Advisors and the Fund's sub-advisor believe the new benchmark more accurately reflects the Fund's performance characteristics. The MSCI All Country World Index ex-USA is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States. The index consists of 48 developed and emerging market country indices. The MSCI EAFE Index is a free float-adjusted market-capitalization index that includes the stock markets of 21 countries in Europe, Australasia and the Far East. Indices are unmanaged and individuals cannot invest directly in an index. Index performance information reflects no deduction for fees, expenses, or taxes.

FIXED-INCOME FUNDS

SHORT TERM INCOME FUND

OBJECTIVE: The Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS: The Fund invests in high quality short-term bonds and other FIXED-INCOME SECURITIES that are rated in the top four categories by a nationally recognized statistical rating organization ("NRSRO") or are of comparable quality ("investment grade"). Under normal circumstances, the Fund maintains a dollar-weighted average duration of three years or less. Duration measures the sensitivity of a bond's price to changes in the general level of interest rates. The Fund's investments may also include corporate securities, U.S. and FOREIGN GOVERNMENT SECURITIES, REPURCHASE AGREEMENTS, MORTGAGE-BACKED and ASSET-BACKED SECURITIES and REIT SECURITIES.

Among the principal risks of investing in the Fund are:

-    Market risk
-    Credit risk
-    Currency risk
-    Foreign Investment risk
-    Leveraging risk
-    Real Estate risk
-    Derivatives risk
-    Liquidity risk
-    Management risk
-    Fund-of-Funds risk

CALENDAR YEAR TOTAL RETURNS (CLASS I SHARES)(1)

       ANNUAL RETURN
       -------------
1997       5.21%
1998       4.80%
1999       3.08%
2000       8.33%
2001       8.52%
2002       5.98%
2003       4.87%
2004       1.87%
2005       2.10%

During the periods shown above, the highest quarterly return was 3.26% (for the quarter ended 09/30/01) and the lowest was 1.62% (for the quarter ended 06/30/04).

AVERAGE ANNUAL TOTAL RETURNS (With Maximum Sales Charges)(1)

                                                                                          Since Class I
                                                                                            Inception
FOR PERIODS ENDED DECEMBER 31, 2005                          Past 1 Year   Past 5 Years     (7/25/96)
-----------------------------------                          -----------   ------------   -------------
CLASS I SHARES                                                  2.10%          4.64%          5.33%
CITIGROUP BROAD INVESTMENT-GRADE CREDIT 1-3 YEARS INDEX(1)      2.03%          5.08%          5.81%

(1) The Fund's performance between 1996 and 2005 benefited from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.

(2) The Citigroup Broad Investment-Grade Credit 1-3 Years Index measures the performance of bonds, including U.S. and non-U.S. corporate securities and non-U.S. sovereign and provincial securities, with maturities between 1 and 3 years. Indices are unmanaged and individuals cannot invest directly in an index. Index performance information reflects no deduction for fees, expenses, or taxes.

U.S. GOVERNMENT SECURITIES FUND

OBJECTIVE: The Fund seeks to provide a high level of current income consistent with safety and liquidity.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS: The Fund invests primarily in U.S. GOVERNMENT SECURITIES, including collateralized mortgage obligations and other MORTGAGE-BACKED SECURITIES. The Fund may also invest in DOLLAR ROLLS, which may involve leverage.

The Fund invests without limit in obligations of U.S. government agencies or instrumentalities including obligations that are not backed by the full faith and credit of the U.S. government, but only by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks) or by the credit of the instrumentality (such as Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC")). The Fund may invest up to 20% of its assets in mortgage-backed and other securities that are not U.S. government securities. These obligations may receive ratings that are lower than the AAA rating typically associated with obligations of the U.S. Treasury, reflecting increased credit risk.

Among the principal risks of investing in the Fund are:

-    Market risk
-    Credit risk
-    Leveraging risk
-    Fund-of-Funds risk
-    Derivatives risk
-    Liquidity risk
-    Management risk

CALENDAR YEAR TOTAL RETURNS (CLASS I SHARES)(1)

       ANNUAL RETURN
       -------------
1999        0.13%
2000       10.27%
2001        7.16%
2002        8.37%
2003        1.83%
2004        3.95%
2005        2.31%

During the periods shown above, the highest quarterly return was 4.31% (for the quarter ended 09/30/01) and the lowest was -1.05% (for the quarter ended 06/30/04).

AVERAGE ANNUAL TOTAL RETURNS (With Maximum Sales Charges) (1)

                                                                   Since Class I
                                                                     Inception
FOR PERIODS ENDED DECEMBER 31, 2005   Past 1 Year   Past 5 Years     (3/23/98)
-----------------------------------   -----------   ------------   -------------
CLASS I SHARES                           2.31%          4.93%          5.30%
CITIGROUP MORTGAGE INDEX(2)              2.72%          5.50%          5.90%

(1) The Fund's performance between 1998 and 2000 benefited from the agreement of WM Advisors and its affiliates to limit the Fund's expenses. On March 1, 2004, the investment policies of the Fund were modified. As a result, the Fund's performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.

(2) The Citigroup Mortgage Index represents the mortgage-backed securities component of Citigroup's Broad Investment-Grade Bond Index. It consists of 30- and 15-year agency-issued (Government National Mortgage Association ("GNMA"), FNMA, and FHLMC) pass-through-securities as well as FNMA and FHLMC balloon mortgages. Indices are unmanaged and individuals cannot invest directly in an index. Index performance information reflects no deduction for fees, expenses, or taxes.

INCOME FUND

OBJECTIVE: The Fund seeks to provide a high level of current income consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS: The Fund invests primarily in a diversified pool of FIXED-INCOME SECURITIES, including corporate securities, U.S. GOVERNMENT SECURITIES and MORTGAGE-BACKED SECURITIES (including collateralized mortgage obligations), up to 35% of which may be in BELOW-INVESTMENT-GRADE FIXED-INCOME SECURITIES (sometimes called "junk bonds"). The Fund may also invest in convertible securities and REIT SECURITIES.

Among the principal risks of investing in the Fund are:

-    Market risk
-    Credit risk
-    Currency risk
-    Foreign Investment risk
-    Leveraging risk
-    Real Estate risk
-    Derivatives risk
-    Liquidity risk
-    Management risk
-    Fund-of-Funds risk

CALENDAR YEAR TOTAL RETURNS (CLASS I SHARES)(1)

       ANNUAL RETURN
       -------------
1999       0.09%
2000       9.05%
2001       8.09%
2002       8.11%
2003       8.95%
2004       5.53%
2005       2.05%

During the periods shown above, the highest quarterly return was 4.71% (for the quarter ended 06/30/03) and the lowest was -2.77% (for the quarter ended 06/30/04).

ANNUAL TOTAL RETURNS (With Maximum Sales Charges)(1)

                                                                              Since Class I
                                                                                Inception
FOR PERIODS ENDED DECEMBER 31, 2005              Past 1 Year   Past 5 Years     (3/23/98)
-----------------------------------              -----------   ------------   -------------
CLASS I SHARES                                      2.05%          6.77%          6.23%
CITIGROUP BROAD INVESTMENT-GRADE BOND INDEX(2)      2.57%          5.93%          6.08%

(1) The Fund's performance in 1999 benefited from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.

(2) The Citigroup Broad Investment-Grade Bond Index measures the performance of bonds, including U.S. and non-U.S. corporate securities and non-U.S. sovereign and provincial securities, and includes institutionally traded U.S. Treasury, government-sponsored, mortgage-backed, asset-backed and investment-grade securities. Indices are unmanaged and individuals cannot invest directly in an index. Index performance information reflects no deduction for fees, expenses, or taxes.

HIGH YIELD FUND

OBJECTIVE: The Fund seeks to provide a high level of current income.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS: The Fund invests primarily in high-yielding, high risk BELOW-INVESTMENT-GRADE FIXED-INCOME SECURITIES (sometimes called "junk bonds"), which may include FOREIGN INVESTMENTS. The Fund may also invest in REIT SECURITIES, higher-rated FIXED-INCOME SECURITIES, preferred stocks and convertible securities.

Among the principal risks of investing in the Fund are:

-    Market risk
-    Credit risk
-    Currency risk
-    Foreign Investment risk
-    Leveraging risk
-    Fund-of-Funds risk
-    Real Estate risk
-    Derivatives risk
-    Liquidity risk
-    Management risk
-    Smaller Company risk

CALENDAR YEAR TOTAL RETURNS (CLASS I SHARES)(1)

       ANNUAL RETURN
       -------------
1999       12.02%
2000       -1.53%
2001        3.14%
2002        3.66%
2003       28.10%
2004       11.92%
2005        6.94%

During the period shown above, the highest quarterly return was 11.11% (for the quarter ended 06/30/03) and the lowest was -5.45% (for the quarter ended 12/31/00).

ANNUAL TOTAL RETURNS(1) (With Maximum Sales Charges)(1)

                                                                    Since Class I
                                                                      Inception
FOR PERIODS ENDED DECEMBER 31, 2005    Past 1 Year   Past 5 Years     (7/28/98)
-----------------------------------    -----------   ------------   -------------
CLASS I SHARES                            6.94%         10.63%          7.72%
CITIGROUP HIGH YIELD MARKET INDEX(2)      2.08%          8.93%          5.03%

(1) The Fund's performance between 1998 and 1999 benefited from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.

(2) The Citigroup High Yield Market Index measures the performance of below-investment-grade debt issued by corporations domiciled in the U.S. or Canada. Indices are unmanaged and individuals cannot invest directly in an index. Index performance information reflects no deduction for fees, expenses, or taxes.

MONEY MARKET FUND

OBJECTIVE The Fund seeks to maximize current income while preserving capital and maintaining liquidity.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests in high quality money market instruments, which may include U.S. GOVERNMENT SECURITIES, corporate obligations, FLOATING AND VARIABLE RATE SECURITIES, MUNICIPAL OBLIGATIONS, U.S. dollar-denominated FOREIGN INVESTMENTS, ASSET-BACKED SECURITIES,
REPURCHASEAGREEMENTS, and WHEN-ISSUED and DELAYED-DELIVERY TRANSACTIONS.

Among the principal risks of investing in the Fund are:

-    Market risk
-    Credit risk
-    Foreign Investment risk
-    Leveraging risk
-    Liquidity risk
-    Management risk
-    Money Market Risk
-    Fund-of-Funds risk

CALENDAR YEAR TOTAL RETURNS (CLASS I SHARES)(1)

       ANNUAL RETURN
       -------------
1996       4.88%
1997       5.04%
1998       5.00%
1999       4.56%
2000       6.01%
2001       3.65%
2002       1.31%
2003       0.70%
2004       0.93%
2005       2.69%

During the periods shown above the highest quarterly return was 1.58% (for the quarters ended 09/30/00 and 12/31/00) and the lowest was 0.16% (for the quarters ended 09/30/03, 12/31/03, 3/31/04, and 06/30/04).

ANNUAL TOTAL RETURNS(1) (With Maximum Sales Charges)(1)

                                                                             Since Class I
                                                                               Inception
FOR PERIODS ENDED DECEMBER 31, 2005             Past 1 Year   Past 5 Years     (3/23/98)
-----------------------------------             -----------   ------------   -------------
CLASS I SHARES                                     2.69%          1.88%          3.10%
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(2)      3.00%          2.21%          3.28%

(1) The Fund's performance between 1995 and 2004 benefited from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.

(2) The Citigroup 3-Month U.S. Treasury Bill Index is an unmanaged index that measures the performance of 3-month U.S. Treasury bills currently available in the marketplace. Indices are unmanaged and individuals cannot invest directly in an index. Index performance information reflects no deduction for fees, expenses, or taxes.

SUMMARY OF PRINCIPAL RISKS

The value of your investment in a Fund changes with the value of the investments held by that Fund. Many factors can affect that value, and it is possible that you may lose money by investing in the Funds. Factors that may adversely affect a particular Fund as a whole are called "principal risks." They are summarized in this section. The chart at the end of this section displays similar information. All Funds are subject to principal risks. These risks can change over time because the types of investments made by the Funds can change overtime. Investments mentioned in this summary and described in greater detail under "Common Investment Practices" appear in BOLD TYPE. Additional information about the Funds, their investments and the related risks is located under "Fund Investment Strategies and Risks."

CREDIT RISK. Each of the Funds may be subject to credit risk to the extent that it invests, directly or indirectly, in FIXED-INCOME SECURITIES, REIT SECURITIES, or STRATEGIC TRANSACTIONS. This is the risk that the issuer or the guarantor of a fixed-income security or other obligation, or the counterparty to any of a Fund's portfolio transactions (including, without limitation, REPURCHASE AGREEMENTS, REVERSE REPURCHASE AGREEMENTS, LENDING OF SECURITIES, STRATEGIC TRANSACTIONS, and other over-the-counter transactions), will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Varying degrees of credit risk, often reflected in credit ratings, apply. Credit risk is particularly significant for funds such as the REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, Income, and High Yield Funds that may invest significantly in BELOW-INVESTMENT-GRADE FIXED-INCOME SECURITIES. These securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks. The REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, International Growth, Short Term Income, Income, High Yield, and Money Market Funds, which make FOREIGN INVESTMENTS denominated in U.S. dollars, are also subject to increased credit risk because of the added difficulties associated with requiring foreign entities to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

LEVERAGING RISK. When a fund is BORROWING money or otherwise leveraging its portfolio, the value of an investment in that fund will be more volatile and all other risks will tend to be compounded. All of the Funds are subject to leveraging risk. The REIT, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, International Growth, Short Term Income, U.S. Government Securities, Income, and High Yield Funds may achieve leverage by using REVERSE REPURCHASE AGREEMENTS and/or DOLLAR ROLLS. The REIT, Equity Income and Growth & Income Funds and the Fixed-Income Funds may achieve leverage through the use of INVERSE FLOATING RATE INVESTMENTS. With the exception of the Money Market Fund, each Fund may also take on leveraging risk by investing collateral from securities loans, by using STRATEGIC TRANSACTIONS (derivatives), or by BORROWING money to meet redemption requests. The Money Market Fund may take on leveraging risk by investing collateral from securities loans and by BORROWING money to meet redemption requests.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a fund from selling out of these ILLIQUID SECURITIES at an advantageous price. All of the Portfolios and Funds may be subject to liquidity risk. Funds that engage in STRATEGIC TRANSACTIONS, make FOREIGN INVESTMENTS, or invest in securities involving substantial market and/or credit risk tend to be subject to greater liquidity risk. In addition, liquidity risk increases for Funds that hold RESTRICTED SECURITIES.

MANAGEMENT RISK. Each Fund is subject to management risk because it is an actively managed investment portfolio. WM Advisors, or the sub-advisor if applicable, will apply its investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that they will meet stated objectives or produce desired results. In some cases derivatives and other investments may be unavailable or WM Advisors or the sub-advisor may choose not to use them under market conditions when their use, in hindsight, may be determined to have been beneficial to the Funds.

MARKET RISK. Each of the Funds is subject to market risk, which is the general risk of unfavorable changes in the market value of a fund's portfolio of securities. In addition, Funds that focus investments in "value" or "growth" stocks are subject to the risk that the market may not favor the particular securities in which the Funds may invest. Growth stocks also generally trade at higher multiples of current earnings than other stocks and may therefore be more sensitive to changes in current or expected earnings.

One aspect of market risk is interest rate risk. As interest rates rise, the value of your investment in a Fund is likely to decline because its income-producing equity or FIXED-INCOME INVESTMENTS are likely to be worth less.

Even funds such as the Short Term Income and U.S. Government Securities Funds are subject to interest rate risk, even though they generally invest substantial portions of their assets in the highest quality FIXED-INCOME SECURITIES, such as U.S. GOVERNMENT SECURITIES.

Interest rate risk is generally greater for funds that invest in FIXED-INCOME SECURITIES with longer maturities. This risk may be compounded for funds such as the U.S. Government Securities and Income Funds that invest in MORTGAGE-BACKED or other ASSET-BACKED SECURITIES which may be prepaid. These securities have variable maturities that tend to lengthen when it is least desirable - when interest rates are rising. Increased market risk is also likely for funds such as the Short Term Income and Income Funds that invest in debt securities paying no interest, such as ZERO-COUPON and PAYMENT-IN-KIND SECURITIES.

Except for the REIT Fund with respect to real estate, none of the Funds concentrates its assets in any particular industry. However, any of the Funds may concentrate its assets in a broad economic sector or geographic region. To the extent such investments are affected by common economic forces and other factors, this may increase a fund's vulnerability to such factors.

The Equity Funds, by investing in equity securities such as common stock, preferred stock and convertible securities, are exposed to a separate set of market risks. These risks include the risk of broader equity market declines as well as more specific risks affecting the issuer such as management performance, financial leverage, industry problems, and reduced demand for the issuer's goods or services.

CURRENCY RISK. Funds such as the REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, International Growth, Short Term Income, Income and High Yield Funds that invest in securities denominated in, and/or receive revenues in, FOREIGN CURRENCIES will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged.

DERIVATIVES RISK. Each of the Funds, except the Money Market Fund, may, subject to the limitations and restrictions stated elsewhere in this Prospectus and the SAI, use STRATEGIC TRANSACTIONS involving derivatives such as forward contracts, futures contracts, options, swaps, caps, floors, and collars, which are financial contracts whose value depends on, or is derived from, the value of something else, such as an underlying asset, reference rate, or index. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices.

FOREIGN INVESTMENT RISK. Each of the Funds that can make FOREIGN INVESTMENTS, such as the REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, International Growth, Short Term Income, Income, High Yield and Money Market Funds, may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment. Adverse developments in certain regions, such as Southeast Asia, may adversely affect the markets of other countries whose economies appear to be unrelated. Investments in emerging market countries are generally subject to these risks to a greater extent. In particular, the Growth Fund and International Growth Fund are subject to the heightened risks associated with emerging markets because they may invest a significant portion of their portfolios in emerging market securities.

FUND-OF-FUNDS RISK. The WM Strategic Asset Management Portfolios, LLC (the "Portfolios") invest in shares of the Equity and Fixed-Income Funds and the Money Market Fund. From time to time, one or more of a Portfolio's underlying funds may experience relatively large investments or redemptions due to reallocations or rebalancings by the Portfolios as recommended by WM Advisors. These transactions will affect such Funds, since Funds that experience redemptions as a result of reallocations or rebalancings may have to sell portfolio securities. At the same time, Funds that receive additional cash may have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on fund performance to the extent that the Funds may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also accelerate the realization of taxable income if sales of securities resulted in gains and could also increase transaction costs. Because the Portfolios own substantial portions of some Funds, redemptions and reallocations by the Portfolios away from a Fund could cause the Fund's expenses to increase, and may result in a Fund becoming too small to be economically viable. WM Advisors is committed to minimizing such impact on the Funds to the extent it is consistent with pursuing the investment objectives of the Portfolios. WM Advisors may nevertheless face conflicts in fulfilling its dual responsibilities to the Portfolios and the Funds. WM Advisors will at all times monitor the impact on the Funds of transactions by the Portfolios.

At October 31, 2005, the WM Strategic Asset Management Portfolios, LLC hold investments in a number of the Funds. The figures presented below represent the percentage of shares outstanding of each Fund owned by the Portfolios:

                                   PORTFOLIOS

                                   FLEXIBLE   CONSERVATIVE               CONSERVATIVE   STRATEGIC
                                    INCOME      BALANCED      BALANCED      GROWTH        GROWTH
NAME OF FUND                      PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO   TOTAL
------------                      ---------   ------------   ---------   ------------   ---------   -----
REIT Fund                            2.5%          3.0%        33.5%         33.5%        19.9%     92.4%
Equity Income Fund                   1.6%          1.9%        19.0%         17.6%        10.9%     51.0%
Growth & Income Fund                 2.9%          2.6%        24.9%         26.1%        18.2%     74.7%
West Coast Equity Fund               0.7%          1.1%        13.0%         14.2%        10.7%     39.7%
Mid Cap Stock Fund                   3.3%          2.5%        27.9%         29.2%        23.2%     86.1%
Growth Fund                          2.8%          2.6%        29.9%         31.5%        19.1%     85.9%
Small Cap Value Fund                 3.1%          2.7%        31.5%         34.3%        22.5%     94.1%
Small Cap Growth Fund                3.0%          1.9%        22.3%         25.0%        17.7%     69.9%
International Growth Fund             --           3.3%        32.6%         33.9%        22.8%     92.6%
Short Term Income Fund              44.4%         13.0%        15.3%           --           --      72.7%
U.S. Government Securities Fund     17.9%          9.6%        43.4%         15.9%          --      86.8%
Income Fund                         19.2%          9.1%        37.0%         10.7%          --      76.0%
High Yield Fund                      8.0%          3.9%        24.4%         15.2%        11.8%     63.3%

GEOGRAPHIC CONCENTRATION RISK. Funds such as the West Coast Equity Fund that invest significant portions of their assets in concentrated geographic areas such as the northwestern United States and/or California generally have more exposure to regional economic risks than funds making investments more broadly.

MONEY MARKET RISK. Although the Money Market Fund is designed to be a relatively low-risk investment, it is not entirely free of risk. The Money Market Fund may not be able to maintain a net asset value ("NAV") of $1.00 per share as a result of deterioration in the credit quality of issuers whose securities the Fund holds, or an increase in interest rates. In addition, investments in the Money Market Fund are subject to the risk that inflation may erode the investments' purchasing power over time.

REAL ESTATE RISK. Funds such as the REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Small Cap Growth, Small Cap Value, Short Term Income and Income Funds, which may invest a significant portion of their assets in REIT SECURITIES, are subject to risks affecting real estate investments. Investments in the real estate industry, even though representing interests in different companies and sectors within the industry, may be affected by common economic forces and other factors. This increases a fund's vulnerability to factors affecting the real estate industry. This risk is significantly greater than for a fund that invests in a range of industries, and may result in greater losses and volatility. Securities of companies in the real estate industry, including REIT SECURITIES, are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. A fund investing in REIT SECURITIES will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the fund. A fund is also subject to the risk that the REIT SECURITIES in which it invests will fail to qualify for the special tax treatment accorded REITs under the Internal Revenue Code of 1986, as amended (the "Code"), and/or fail to qualify for an exemption from registration as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The REIT Fund is especially sensitive to these risks because it normally invests at least 80% of its net assets plus borrowings for investment purposes in REIT SECURITIES.

SMALLER COMPANY RISK. Market risk and liquidity risk are particularly pronounced for stocks of companies with relatively small market capitalizations. These companies may have limited product lines, markets or financial resources, or they may depend on a few key employees. The Equity Funds and the High Yield Fund generally have the greatest exposure to this risk.

PRINCIPAL RISKS BY FUND

The following table summarizes the principal risks of each Fund other than credit risk, fund-of-funds risk, leveraging risk, liquidity risk, management risk, and market risk, which apply to all of the Funds. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

                                                   Foreign       Geographic                    Real
                         Currency   Derivatives   Investment   Concentration   Money Market   Estate      Small
                           Risk        Risk          Risk           Risk           Risk        Risk    Company Risk
                         --------   -----------   ----------   -------------   ------------   ------   ------------
REIT Fund                    X           X             X                                         X           X
Equity Income Fund           X           X             X                                         X           X
Growth & Income Fund         X           X             X                                         X           X
West Coast Equity Fund       X           X             X             X                           X           X
Mid Cap Stock Fund           X           X             X                                         X           X
Growth Fund                  X           X             X                                                     X
Small Cap Value Fund         X           X             X                                         X           X
Small Cap Growth Fund        X           X             X                                         X           X
International Growth         X           X             X
Fund
Short Term Income Fund       X           X             X
U.S. Government              X           X             X
Securities Fund
Income Fund                  X           X             X
High Yield Fund              X           X             X                                         X
Money Market Fund                                      X                             X

FEES AND EXPENSES OF THE FUNDS

This section describes the fees and expenses that you may pay if you invest in Class I shares of a Fund. Each of the Funds may offer other classes of shares that are subject to different fees and expenses. For information about other classes of shares offered by the Funds, please contact WM Shareholder Services at 800-222-5852. The examples on the following pages are intended to help you compare the cost of investing in the Funds with the costs of investing in other mutual funds. The examples assume that your $10,000 investment in the noted class of shares has a 5% return each year, as required for illustration purposes by the Securities and Exchange Commission, and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those in the examples.

SHAREHOLDER FEES                                CLASS I
(fees paid directly from your investment)        SHARES
-----------------------------------------       -------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)    0.00%

Maximum deferred sales charge ("load")
(as a percentage of original purchase price
or redemption proceeds, as applicable)           0.00%

                                                 Annual Fund
                                              Operating Expenses
                                         (expenses that are deducted
                                              from Fund assets)
                                  ------------------------------------------
                                  Management     Other     Total Annual Fund
CLASS I SHARES                       Fees      Expenses   Operating Expenses
--------------                    ----------   --------   ------------------
REIT Fund                            0.80%       0.04%           0.84%
Equity Income Fund                   0.52%       0.06%           0.58%
Growth & Income Fund                 0.51%       0.05%           0.56%
West Coast Equity Fund               0.50%       0.08%           0.58%
Mid Cap Stock Fund                   0.75%       0.05%           0.80%
Growth Fund                          0.71%       0.07%           0.78%
Small Cap Value Fund                 0.85%       0.05%           0.90%
Small Cap Growth Fund                0.85%       0.13%           0.98%
International Growth Fund            0.83%       0.12%           0.95%
Short Term Income Fund               0.49%       0.07%           0.56%
U.S. Government Securities Fund      0.50%       0.04%           0.54%
Income Fund                          0.50%       0.04%           0.54%
High Yield Fund                      0.54%       0.05%           0.59%
Money Market Fund                    0.45%       0.14%           0.59%

                                     EXAMPLES: You would pay the following expenses
                                     on a $10,000 investment assuming a 5% annual return
                                     and redemption at the end of each period.
                                     ---------------------------------------------------

                                     One         Three       Five        Ten
                                     Year        Years       Years       Years
                                     ----        -----       -----       -----
REIT Fund                             $86         $268        $466      $1,037
Equity Income Fund                    $59         $186        $324        $726
Growth & Income Fund                  $57         $179        $313        $701
West Coast Equity Fund                $59         $186        $324        $726
Mid Cap Stock Fund                    $82         $255        $444        $990
Growth Fund                           $80         $249        $433        $966
Small Cap Value Fund                  $92         $284        $498      $1,108
Small Cap Growth Fund                $100         $312        $542      $1,201
International Growth Fund             $97         $303        $525      $1,166
Short Term Income Fund                $57         $179        $313        $701
U.S. Government Securities Fund       $55         $173        $302        $677
Income Fund                           $55         $173        $302        $677
High Yield Fund                       $60         $189        $329        $738
Money Market Fund                     $60         $189        $329        $738

FUND INVESTMENT STRATEGIES AND RISKS

This section provides a more complete description of the principal investment strategies and risks of each Fund. The "Common Investment Practices" section that follows provides additional information about the principal investment strategies of the Funds and identifies the Funds that may engage in such practices to a significant extent. The Funds may undertake other strategies for temporary defensive purposes. These strategies may cause the Funds to miss out on investment opportunities and may prevent the Funds from achieving their goals. You can find additional descriptions of the Funds' strategies and risks in the SAI. Except for policies explicitly identified as "fundamental" in this prospectus or the SAI, the investment objectives and investment policies set forth in this prospectus and the SAI are not fundamental and may be changed at any time without shareholder consent. Except as otherwise indicated, all policies and limitations are considered at the time of purchase; the sale of securities is may not be required in the event of a subsequent change in valuation or other circumstances.

EQUITY FUNDS

REIT FUND. Under normal market conditions, the REIT Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in REITs securities. The Fund may also invest in U.S. government obligations, convertible securities and preferred stocks, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities. The Fund may also enter into futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade. The Fund may invest up to 20% of its assets in below-investment-grade fixed-income securities (sometimes called "junk bonds"). The Fund may invest in money market instruments for temporary or defensive purposes and may invest in fixed-income securities of any maturity including mortgage-backed securities, U.S. government securities and asset-backed securities. The Fund may purchase or sell U.S. government securities, or collateralized mortgage obligations on a "when-issued" or "delayed-delivery" basis in an aggregate of up to 20% of the market value of its total net assets. While no individual fund is intended as a complete investment program, this is particularly true of the REIT Fund which could be adversely impacted by economic trends within the real estate industry. While no individual fund is intended as a complete investment program, this is particularly true of the REIT Fund which could be adversely impacted by economic trends within the real estate industry.

EQUITY INCOME FUND. The Equity Income Fund invests primarily (normally at least 80% of its net assets, plus any borrowings for investment purposes) in dividend-paying common stocks and preferred stocks. The Fund may invest in money market instruments for temporary or defensive purposes. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, U.S. government securities and asset-backed securities, and may also invest up to 20% of its assets in below-investment-grade fixed-income securities (sometimes called "junk bonds"). The Fund may purchase or sell U.S. government securities or collateralized mortgage obligations on a "when-issued" or "delayed-delivery" basis in an aggregate of up to 20% of the market value of its total net assets. The Fund may invest up to 20% of its assets in REIT securities. The Fund may write (sell) covered call options. The Fund may invest up to 25% of its assets in U.S. dollar-denominated securities of foreign issuers.

GROWTH & INCOME FUND. The Growth & Income Fund invests primarily in common stocks. The Fund may also invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 25% of its assets in REIT securities. The Fund may invest in preferred stocks and fixed-income securities of any maturity, including mortgage-backed securities and convertible securities, and may invest up to 20% of its assets in below-investment-grade fixed-income securities (sometimes called "junk bonds").

WEST COAST EQUITY FUND. Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in the common stocks of West Coast companies. WM Advisors defines West Coast companies to include those with: (i) principal executive offices located in the region, which includes Alaska, California, Oregon, and Washington, (ii) over 50% of their work force employed in the region, or (iii) over 50% of their sales within the region. While no individual fund is intended as a complete investment program, this is particularly true of the West Coast Equity Fund which could be adversely impacted by economic trends within this six state area.

The Fund is permitted to invest in money market instruments for temporary defensive purposes. The Fund may invest up to 20% of its assets in REIT securities and below-investment-grade fixed-income securities (sometimes called "junk bonds").

MID CAP STOCK FUND. The Mid Cap Stock Fund invests primarily (normally at least 80% of its net assets plus any borrowings for investment purposes) in common stocks of companies with market capitalizations in the range represented by companies included in the S&P MidCap 400 (ranging from approximately $0.42 billion to $14.5 billion as of December 31, 2005). The Fund may also invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 20% of its assets in REIT securities. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, and may invest up to 20% of its assets in below-investment-grade fixed-income securities (sometimes called "junk bonds").

The Fund may purchase or sell U.S. government securities and collateralized mortgage obligations on a "when-issued" or "delayed-delivery" basis in an aggregate of up to 20% of the market value of its total net assets. The Fund may invest up to 25% of its assets in U.S. dollar-denominated securities of foreign issuers.

GROWTH FUND. The Growth Fund invests primarily in common stocks believed to have significant appreciation potential. The Fund also may invest in fixed-income securities, bonds, convertible bonds, preferred stock and convertible preferred stock, including up to 20% of its assets in below-investment-grade fixed-income securities (sometimes called "junk bonds").

The Fund may invest up to 25% of its assets in foreign securities, usually foreign common stocks, provided that no more than 5% of its assets are invested in securities of companies in (or governments of) developing or emerging countries (sometimes referred to as "emerging markets"). The Fund may also engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging and enter into currency forwards or futures contracts and related options for the purpose of currency hedging.

The Fund's portfolio is managed by three sub-advisors: Janus Capital Management, LLC, Salomon Brothers Asset Management, Inc, and OppenheimerFunds, Inc. WM Advisors will determine the portion of the Fund's assets to be managed by each of the Fund's three sub-advisors. Because WM Advisors earns different fees on the amounts allocated to each of the Fund's sub-advisors, there may be a conflict between the interests of the Fund and the economic interests of WM Advisors.

SMALL CAP VALUE FUND. The Small Cap Value Fund invests primarily (normally at least 80% of its net assets plus any borrowings for investment purposes) in equity securities of companies with market capitalizations in the range represented by the Russell 2000(R) Index at the time of purchase (ranging from approximately $0.02 billion to $4.38 billion as of December 31, 2005). In addition to common stock, the Fund's equity securities may include convertible bonds, convertible preferred stock and warrants to purchase common stock. The Fund may also invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 25% of its assets in securities of foreign issuers, provided that no more than 5% of its total assets may be invested in securities of issuers located in developing or emerging countries. The Fund may invest up to 20% of its assets in below-investment-grade fixed-income securities (sometimes called "junk bonds") if WM Advisors believes that doing so will be consistent with the investment objective of capital appreciation.

SMALL CAP GROWTH FUND. The Small Cap Growth Fund invests primarily (normally at least 80% of its net assets plus any borrowings for investment purposes) in equity securities of companies with market capitalizations in the range represented by the Russell 2000(R) Index at the time of purchase (ranging from approximately $0.02 billion to $4.38 billion as of December 31, 2005). In addition to common stock, the Fund's equity securities may include convertible bonds, convertible preferred stock, and warrants to purchase common stock.

The Fund may also invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 25% of its assets in securities of foreign issuers provided that no more than 5% of its total assets are to be invested in securities of issuers located in developing or emerging market countries. The Fund may invest up to

20% of its assets in below-investment-grade fixed-income securities (sometimes called "junk bonds") if WM Advisors or the Fund's sub-advisors believes that doing so will be consistent with the investment objective of capital appreciation.

The Fund's portfolio is managed by two sub-advisors: Delaware Management Company and Oberweis Asset Management, Inc. WM Advisors determines the portion of the Fund's assets to be managed by each of the Fund's sub-advisors.

INTERNATIONAL GROWTH FUND. The International Growth Fund invests primarily in equity securities of issuers located in foreign countries that Capital Guardian Trust Company ("Capital Guardian"), the Fund's sub-advisor, believes present attractive investment opportunities. In selecting investments for the Fund, Capital Guardian seeks attractively priced securities that represent good long-term investment opportunities. Capital Guardian emphasizes fundamental research and relies on its own financial analysis to determine the difference between the underlying value of a company and the price of its securities in the marketplace. Capital Guardian utilizes a research-driven "bottom-up" approach in that decisions are made based upon extensive field research and direct company contacts. Capital Guardian blends its basic value-oriented approach with macroeconomics and political judgments on the outlook for economies, industries, currencies and markets. The Fund will emphasize established companies, although it may invest in companies of varying sizes as measured by assets, sales and capitalization. The Fund's portfolio is managed by two different teams at Capital Guardian and its affiliate, Capital International, Inc.: the "non-U.S. equity team" and the "emerging market equity team." WM Advisors determines the portion of the Fund's assets to be managed by each team.

The Fund invests in common stock and may invest in other securities with equity characteristics, such as trust or limited partnership interests, preferred stock, rights, and warrants. The Fund may also invest in convertible securities. The Fund invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets, and may invest in restricted or unlisted securities.

The Fund intends to stay fully invested in the securities described above to the extent practical. Fund assets may be invested in short-term fixed-income instruments to meet anticipated day-to-day operating expenses, and for temporary defensive purposes. In addition, when the Fund experiences large cash inflows, it may hold short-term investments until desirable equity securities become available. These short-term instruments are generally rated A or higher by Moody's, S&P, or Fitch or, if unrated, are of comparable quality in the opinion of the Fund's sub-advisor.


The Fund may invest up to 30% of its assets in the securities of companies in or governments of developing or emerging markets, provided that no more than 5% of the Fund's total assets are invested in any one emerging market country. For temporary defensive purposes, the Fund may invest a major portion of its assets in securities of U.S. issuers. Furthermore, the Fund may invest up to 5% of its total assets in investment-grade corporate fixed-income securities having maturities longer than one year, including euro-currency instruments and securities.

FIXED-INCOME FUNDS

SHORT TERM INCOME FUND. The Short Term Income Fund maintains a weighted average duration of three years or less and a weighted average maturity of five years or less. Duration measures the sensitivity of a bond's price to changes in the general level of interest rates. The duration of a fixed-income security is the weighted average term to maturity of the present value of future cash flows, including interest and principal payments.

The Fund will invest substantially all of its assets in fixed-income securities that, at the time of purchase, are rated in one of the top four rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or, if unrated, are judged to be of comparable quality by WM Advisors. All fixed-income securities purchased by the Fund will be investment-grade at the time of purchase.

The Fund may invest in securities issued or guaranteed by domestic and foreign governments and government agencies and instrumentalities and in high-grade corporate fixed-income securities, such as bonds, debentures, notes, equipment lease and trust certificates, mortgage-backed securities, collateralized mortgage obligations and asset-backed securities. The Fund may invest in fixed-income securities issued by REITs.

The Fund may invest up to 10% of its assets in foreign fixed-income securities, primarily bonds of foreign governments or their political subdivisions, foreign companies and supranational organizations, including non-U.S. dollar-denominated securities and U.S. dollar-denominated fixed-income securities issued by foreign issuers and foreign branches of U.S. banks. Investments in foreign securities are subject to special risks. The Fund may invest up to 5% of its assets in preferred stock. The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging and enter into currency forwards or futures contracts and related options for the purpose of currency hedging. The Fund may invest in certain illiquid investments, such as privately placed securities, including restricted securities. The Fund may invest up to 10% of its assets in securities of unaffiliated mutual funds. The Fund may borrow money or enter into reverse repurchase agreements or dollar roll transactions in aggregate of up to 33 1/3% of its total assets. The Fund may invest up to 25% of its total assets in asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of similar assets.

U.S. GOVERNMENT SECURITIES FUND. The U.S. Government Securities Fund invests primarily in a selection of obligations of the U.S. government and its agencies. The Fund may also invest in collateralized mortgage obligations and repurchase agreements. Government-sponsored entities that the Fund invests in such as GNMA or FHLMC are not back by the full faith and credit of the U.S. government. The Fund may not invest less than 80% of its net assets (plus any borrowings for investment purposes) in obligations issued or guaranteed by the U.S. government, its agencies and/or instrumentalities or in repurchase agreements or collateralized mortgage obligations secured by these obligations. The Fund may borrow up to 5% of its total net assets for emergency, non-investment purposes. The Fund may also enter into dollar roll transactions limited in aggregate to no more than 25% of its total net assets.

INCOME FUND. The Income Fund invests most of its assets in:

-    fixed-income and convertible securities;

- U.S. government securities, including mortgage-backed securities issued by GNMA, FNMA, and FHLMC or similar government agencies or government-sponsored entities;

-    commercial mortgage-backed securities;

-    obligations of U.S. banks that belong to the Federal Reserve System;

-    preferred stocks and convertible preferred stocks;

-    the highest grade commercial paper as rated by S&P, Fitch, or Moody's; and

-    deposits in U.S. banks.

The Fund may also invest in securities denominated in foreign currencies and receive interest, dividends and sale proceeds in foreign currencies. The Fund may engage in foreign currency exchange transactions for hedging or non-hedging purposes and may purchase and sell currencies on a spot (i.e. cash) basis, enter into forward contracts to purchase or sell foreign currencies at a future date, and buy and sell foreign currency futures contracts. The Fund may borrow up to 5% of its total net assets for emergency, non-investment purposes and may enter into dollar roll transactions limited in aggregate to no more than 25% of its total net assets. The Fund may purchase securities of issuers that deal in real estate or securities that are secured by interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of fixed-income securities secured by real estate or interests therein. The Fund may also purchase and sell interest rate futures and options. The Fund may invest up to 20% of its assets in below-investment-grade fixed-income securities (sometimes called "junk bonds").

HIGH YIELD FUND. The High Yield Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income securities (including fixed-income securities, convertible securities and preferred stocks) rated lower than BBB by S&P or Fitch or rated lower than Baa by Moody's or of equivalent quality as determined by WM Advisors. The remainder of the Fund's assets may be invested in any other securities WM Advisors believes are consistent with the Fund's objective, including higher rated fixed-income securities, common stocks and other equity securities. The Fund may also invest in securities of foreign issuers including those located in developing or emerging countries, and engage in hedging strategies involving options.

MONEY MARKET FUND

MONEY MARKET FUND. The Money Market Fund invests only in U.S. dollar-denominated short-term, money market securities. The Fund will only purchase securities issued or guaranteed by the U.S. government, its agencies, sponsored entities or instrumentalities or securities that are, or have issuers that are:

- rated by at least two NRSROs, such as S&P, Fitch, or Moody's, in one of the two highest rating categories for short-term, fixed-income securities;

- rated in one of the two highest categories for short-term debt by the only NRSRO that has issued a rating; or

-    if not so rated, are determined to be of comparable quality.

In pursuing its objective, the Money Market Fund invests solely in money market instruments that may be included in the following six general categories:

-    U.S. government securities;

- short-term commercial notes (including asset-backed securities) issued directly by U.S. and foreign businesses, banking institutions, financial institutions (including brokerage, finance and insurance companies), and state and local governments and municipalities to finance short-term cash needs;

- obligations of U.S. and foreign banks with assets of more than $500 million;

- U.S. dollar denominated securities issued by foreign governments, their agencies or instrumentalities or by supranational entities;

- short-term corporate securities rated in one of the two highest rating categories by an NRSRO; and

-    repurchase agreements.

A description of the rating systems of S&P, Fitch, and Moody's is contained in Appendix A to this prospectus and in the SAI. At the time of investment, no security (except U.S. government securities subject to repurchase agreements and variable rate demand notes) purchased by the Fund will have a maturity exceeding 397 days, and the Fund's average portfolio maturity will not exceed 90 days. The Fund will attempt to maintain a stable NAV of $1.00, but there can be no assurance that the Fund will be able to do so.


COMMON INVESTMENT PRACTICES

The next several pages contain more detailed information about the types of securities in which the Funds may invest and the strategies that WM Advisors or the respective sub-advisor may employ in pursuit of that Fund's investment objective. This section also includes a summary of risks and restrictions associated with these securities and investment practices. For more information, please see the SAI.

BELOW-INVESTMENT-GRADE FIXED-INCOME SECURITIES. The REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, and Income Funds each may invest up to 20% of its total assets in below-investment-grade fixed-income securities, sometimes referred to as "junk bonds." The High Yield Fund may invest all of its assets in these securities, and will generally invest at least 80% of its assets (plus any borrowings for investment purposes) in such securities.

Below-investment-grade fixed-income securities usually entail greater risk (including the possibility of default or bankruptcy of the issuers), generally involve greater price volatility and risk of principal and income, and may be less liquid than higher-rated securities. Both price volatility and illiquidity may make it difficult for a Fund to value or to sell certain of these securities under certain market conditions. These securities are often considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. For further information, see Appendix A to this prospectus.

BORROWING. The Funds may borrow money from banks solely for temporary or emergency purposes, subject to various limitations. If a Fund borrows money, its share price and yield may be subject to greater fluctuation until the borrowing is paid off. For the Growth, Small Cap Growth, International Growth, and Short Term Income Funds, such borrowings may not exceed 30% of total assets. The REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Small Cap Value, U.S. Government Securities, Income, High Yield, and Money Market Funds may borrow up to 5% of their total assets for emergency, non-investment purposes. In addition, the Money Market Fund may borrow up to 33 1/3% of its total assets to meet redemption requests. Each of the foregoing percentage limitations on borrowings is a fundamental policy of the respective Funds.

The Short Term Income, U.S. Government Securities, Income and High Yield Funds may enter into DOLLAR ROLLS. A Fund enters into a DOLLAR ROLL by selling securities for delivery in the current month and simultaneously contracting to repurchase, typically in 30 or 60 days, substantially similar (same type, coupon and maturity) securities on a specified future date. This may be considered borrowing from the counterparty and may produce similar leveraging effects. The proceeds of the initial sale of securities in the DOLLAR ROLL transactions, for example, may be used to purchase long-term securities which will be held during the roll period. To the extent that the proceeds of the initial sale of securities are invested, the Fund will be subject to market risk on those securities as well as similar risk with respect to the securities the Fund is required to repurchase.

Each of the REIT, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, International Growth, Short Term Income, U.S. Government Securities, Income, and High Yield Funds may engage in REVERSE REPURCHASE AGREEMENTS. REVERSE REPURCHASE AGREEMENTS involve the risk that the market value of the securities sold by a fund may decline below the repurchase price of the securities and, if the proceeds from the REVERSE REPURCHASE AGREEMENT are invested in securities, that the market value of the securities bought may decline at the same time there is a decline in the market value of the securities sold (and required to be repurchased).

FIXED-INCOME SECURITIES. The market value of FIXED-INCOME SECURITIES held by a Fund and, consequently, the value of the Fund's shares can be expected to vary inversely with changes in prevailing interest rates. You should recognize that, in periods of declining interest rates, the Fund's yield will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, any net inflow of money to the Fund will likely be invested in instruments producing lower yields than the balance of its assets, thereby reducing current yield. In periods of rising interest rates, the opposite can be expected to occur. The prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition, securities purchased by a Fund may be subject to the risk of default. FIXED-INCOME SECURITIES, including MUNICIPAL OBLIGATIONS, rated in the lower end of the investment-grade category (Baa or BBB) and BELOW-INVESTMENT-GRADE FIXED-INCOME SECURITIES may have speculative characteristics and may be more sensitive to economic changes and changes in the financial condition of their issuers. The FIXED-INCOME SECURITIES in which the Funds may invest include ZERO-COUPON SECURITIES, which make no payments of interest or principal until maturity. Because these securities avoid the need to make current interest payments, they may involve greater credit risks than other FIXED-INCOME SECURITIES.

FLOATING RATE, INVERSE FLOATING RATE AND VARIABLE RATE INVESTMENTS. The REIT, Equity Income and Growth & Income Funds, and the Fixed-Income Funds may purchase FLOATING RATE, INVERSE FLOATING RATE and VARIABLE RATE SECURITIES, including participation interests therein and assignments thereof.

The Money Market Fund may purchase FLOATING RATE and VARIABLE RATE OBLIGATIONS, including participation interests therein.

The Fixed-Income Funds may purchase mortgage-backed securities that are FLOATING RATE, INVERSE FLOATING RATE, and VARIABLE RATE OBLIGATIONS.

Each of the REIT, Equity Income, and Growth & Income Funds, as well as the Fixed-Income Funds, may also invest in securities representing interests in tax-exempt securities, known as INVERSE FLOATING OBLIGATIONS or "residual interest bonds," which pay interest rates that vary inversely with changes in the interest rates of specified short-term tax-exempt securities or an index of short-term tax-exempt securities. The interest rates on INVERSE FLOATING-RATE OBLIGATIONS or residual interest bonds will typically decline as short-term market interest rates increase and increase as short-term market rates decline. These securities have the effect of providing a degree of investment leverage. They will generally respond to changes in market interest rates more rapidly than fixed-rate long-term securities (typically twice as fast). As a result, the market values of INVERSE FLOATING-RATE OBLIGATIONS and residual interest bonds will generally be more volatile than the market values of fixed-rate tax-exempt securities.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS AND CURRENCY MANAGEMENT. The REIT, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, International Growth, Short Term Income, Income and High Yield Funds may, subject to the investment limitations stated elsewhere in this prospectus and the SAI, engage in FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Funds that buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, may enter into FOREIGN CURRENCY EXCHANGE TRANSACTIONS to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. These funds either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward contracts to purchase or sell foreign currencies.

These funds also may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. These transactions tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. A Fund may also enter into a forward contract to sell a currency that is linked to a currency or currencies in which some or all of the Fund's portfolio securities are or could be denominated, and to buy U.S. dollars. These practices are referred to as "cross hedging" and "proxy hedging."

Forward currency exchange contracts are agreements to exchange one currency for another -- for example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese yen -- at a future date and specified price. Because there is a risk of loss to the Fund if the other party does not complete the transaction, WM Advisors or the Fund's sub-advisor will enter into forward currency exchange contracts only with parties approved by the Trusts' Board of Trustees or persons acting pursuant to their direction.

Each of the Funds, other than the Equity Income, Growth & Income, West Coast Equity, U.S. Government Securities, and Money Market Funds may invest in securities which are indexed to certain specific foreign currency exchange rates. These securities expose the Funds to the risk of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the fixed-income and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant loss.

In addition, these Funds may enter into foreign currency forward contracts for non-hedging purposes. When WM Advisors or a Fund's sub-advisor believes that the currency of a specific country may deteriorate against another currency, the Fund may enter into a forward contract to sell the less attractive currency and buy the more attractive one. The amount in question could be less than or equal to the value of the Fund's securities denominated in the less attractive currency. For example, a Fund could enter into a foreign currency forward contract to sell U.S. dollars and buy a foreign currency when the value of the foreign currency is expected to rise in relation to the U.S. dollar.

While the foregoing actions are intended to protect a Fund from adverse currency movements or allow a Fund to profit from favorable currency movements, there is a risk that currency movements involved will not be properly anticipated, and there can be no assurance that such transactions will be available or that a Fund will use such transactions even if they are available. Use of currency hedging techniques may also be limited by the need to protect the status of the Fund as a regulated investment company under the Code.

FOREIGN INVESTMENTS. The Equity Income, Growth & Income, West Coast Equity and Money Market Funds may invest in securities of foreign issuers if such securities are denominated in U.S. dollars. The REIT, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, International Growth, Short Term Income, Income and High Yield Funds may invest in both U.S. dollar-denominated and non-U.S. dollar-denominated foreign securities. There are certain risks involved in investing in foreign securities, including those resulting from:

-    fluctuations in currency exchange rates;

-    devaluation of currencies;

- future political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions;

-    reduced availability of public information concerning issuers; and

- the fact that foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. Moreover, securities of many foreign companies may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends. The risks associated with foreign securities are generally greater for securities of issuers in emerging markets.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains well below that of the New York Stock Exchange. Accordingly, the Funds' foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, the Funds normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less governmental supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States. Foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the value of the Funds' net assets as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.

The Equity Funds and the Short Term Income, Income and High Yield Funds may invest in securities of foreign issuers directly or in the form of AMERICAN DEPOSITARY RECEIPTS ("ADRs"), EUROPEAN DEPOSITARY RECEIPTS ("EDRs"), GLOBAL DEPOSITARY RECEIPTS ("GDRs") or other similar securities representing securities of foreign issuers. These securities may not be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets.

GEOGRAPHIC CONCENTRATION. Potential investors in the West Coast Equity Fund should consider the possibility of greater risk arising from the geographic concentration of their investments.

HOLDINGS IN OTHER INVESTMENT COMPANIES. When WM Advisors or a Fund's sub-advisor believes that it would be beneficial to the Fund, each of the REIT, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, International Growth, Short Term Income, U.S. Government Securities, and High Yield Funds may, subject to any limitations imposed by the 1940 Act, invest up to 10% of its assets in securities of mutual funds or other registered investment companies that are not affiliated with WM Advisors or the Fund's sub-advisor. As a shareholder in any such mutual fund, the Fund will bear its ratable share of the mutual fund's expenses, including management fees, and will remain subject to the Fund's advisory fees with respect to the assets so invested. In addition, the Growth Fund may invest Fund assets in money market funds affiliated with Janus (one of the Fund's sub-advisors), provided that Janus remits to the Fund the amount of any investment advisory and administrative services fees paid to Janus as the investment manager of the money market fund.

ILLIQUID SECURITIES AND RESTRICTED SECURITIES. Up to 15% of the net assets of each Fund except the Equity Income, Growth & income, West Coast Equity and U.S. Government Securities Funds, and up to 10% of the net assets of the Money Market Fund may be invested in securities that are not readily marketable. Such ILLIQUID SECURITIES may include:

-    repurchase agreements with maturities greater than seven calendar days;

-    time deposits maturing in more than seven calendar days;

- to the extent a liquid secondary market does not exist for the instruments, futures contracts and options thereon;

-    certain over-the-counter options, as described in the SAI;

- certain variable rate demand notes having a demand period of more than seven calendar days; and

- securities that are restricted under federal securities laws with respect to disposition (excluding certain Rule 144A securities, as described below).

Securities which may be resold pursuant to Rule 144A under the Securities Act of 1933, as amended, will not be included for the purposes of these restrictions, provided that such securities meet liquidity guidelines established by the Boards of Trustees of the Funds.

Each of the Funds may purchase RESTRICTED SECURITIES (provided such securities are, in the case of the Equity Income, Growth & Income, West Coast Equity, U.S. Government Securities, Income, and the Money Market Fund, eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended). Although recent and ongoing developments in the securities markets have resulted in greater trading of RESTRICTED SECURITIES (making restricted securities, in many instances, more liquid than they once were considered to be), investing in RESTRICTED SECURITIES could increase the level of illiquidity of the portfolio securities of a Fund. This could make it more difficult for a Fund to fulfill

LENDING OF SECURITIES. Certain of the Funds may lend portfolio securities to brokers and other financial organizations. The Growth, Small Cap Growth, International Growth and Short Term Income Funds each may lend portfolio securities up to 20% of total assets. The REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Small Cap Value, U.S. Government Securities, Income, High Yield and Money Market Funds each may lend portfolio securities up to 33% of its total assets. These transactions involve a risk of loss to the Fund if the counterparty should fail to return such securities to the Fund upon demand or if the counterparty's collateral invested by the Fund declines in value as a result of investment losses.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The REIT, Equity Income, Growth & Income, Mid Cap Stock, Small Cap Value, Small Cap Growth, International Growth, Short Term Income, U.S. Government Securities, Income, and High Yield Funds may invest in GOVERNMENT MORTGAGE-BACKED SECURITIES issued or guaranteed by GNMA, FNMA, or FHLMC.

To the extent that a Fund purchases MORTGAGE-BACKED SECURITIES at a premium, mortgage foreclosures and payments and prepayments of principal (which may be made at any time without penalty) will tend to result in the loss of that premium. The yield of a Fund may be affected by reinvestments of prepayments at higher or lower rates than the original investment.

In addition, like other FIXED-INCOME SECURITIES, the value of MORTGAGE-BACKED SECURITIES will generally fluctuate in response to market interest rates.

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

The U.S. government guarantees the timely payment of interest and principal for GNMA certificates. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of the Fund's shares.

Government stripped mortgage-based securities represent beneficial ownership interests in either principal distributions (principal-only securities or "PO strips") or interest distributions (interest-only securities or "IO strips") from GOVERNMENT MORTGAGE-BACKED SECURITIES. Investing in government stripped mortgage-backed securities involves the risks normally associated with investing in MORTGAGE-BACKED SECURITIES issued by government entities. In addition, the yields on PO and IO strips are extremely sensitive to prepayments on the underlying mortgage loans. If a decline in the level of prevailing interest rates results in a higher than anticipated rate of principal prepayment, distributions of principal will be accelerated, thereby reducing the yield to maturity on IO strips and increasing the yield to maturity on PO strips. Conversely, if an increase in the level of prevailing interest rates results in a rate of principal prepayments that is lower than anticipated, distributions of principal will be deferred, thereby increasing the yield to maturity on IO strips and decreasing the yield to maturity on PO strips. Sufficiently high prepayment rates could result in the Fund losing some or all of its initial investment in an IO strip. The Funds will acquire government stripped mortgage-backed securities only if a liquid secondary market for the securities exists at the time of acquisition and the purchase of PO strips and IO strips will be limited to 5% of total assets for each Fund. However, there can be no assurance that the Funds will be able to effect a trade of a government stripped mortgage-backed security at a time when they wish to do so.

In addition, the REIT, Equity Income, Growth & Income, Mid Cap Stock, Small Cap Value, Short Term Income, U.S. Government Securities, and Income Funds may invest in non-agency mortgage-backed securities, which are similar to GOVERNMENT MORTGAGE-BACKED SECURITIES, except that they are not issued or guaranteed by governmental entities. Non-agency mortgage-backed securities include collateralized mortgage obligations and real estate mortgage investment conduits ("REMICs"). While non-agency mortgage-backed securities are generally structured with one or more types of credit enhancement, and often have high credit ratings, they lack the credit status of a governmental agency or instrumentality.

The REIT, Equity Income, Mid Cap Stock, Small Cap Value, Small Cap Growth, Short Term Income, U.S. Government Securities, Income, High Yield, and Money Market Funds may purchase ASSET-BACKED SECURITIES. ASSET-BACKED SECURITIES are structured like MORTGAGE-BACKED SECURITIES, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, home equity loans, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

MUNICIPAL OBLIGATIONS, LEASES, AND AMT-SUBJECT BONDS. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit, with either limited or unlimited taxing power for the payment of principal and interest. Revenue bonds are not supported by the issuer's full taxing authority. Generally, they are payable only from the revenues of a particular facility, a class of facilities, or the proceeds of another specific revenue source.

The Money Market Fund may acquire participations in lease obligations or installment purchase contract obligations (collectively, "lease obligations") of municipal authorities or entities. Lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged. Certain of these lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. In the case of a "non-appropriation" lease, the Fund's ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property, and in any event, foreclosure of that property might prove difficult.

"AMT-SUBJECT BONDS" are MUNICIPAL OBLIGATIONS issued to finance certain "private activities," such as bonds used to finance airports, housing projects, student loan programs and water and sewer projects. Interest on AMT-SUBJECT BONDS is an item of tax preference for purposes of the federal individual alternative minimum tax ("AMT") and will also give rise to corporate alternative minimum taxes. See "Tax Considerations" for a discussion of the tax consequences of investing in AMT-SUBJECT BONDS.

Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect upon the ability of the Fund to purchase sufficient amounts of tax-exempt securities.

REAL ESTATE INVESTMENT TRUSTS. The REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, International Growth, Short Term Income, Income and High Yield Funds may invest in real estate investment trust securities, herein referred to as "REITs." In addition, the REIT Fund typically invests at least 80% of its net assets plus borrowings for investment purposes in REITs. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. As an investor in a REIT, the Fund will be subject to the REIT's expenses, including management fees and will remain subject to the Fund's advisory fees with respect to the assets so invested. REITs are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Code, and failing to maintain their exemptions from registration under the 1940 Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

REPURCHASE AGREEMENTS. All of the Funds may invest in REPURCHASE AGREEMENTS, which are purchases of underlying FIXED-INCOME SECURITIES from financial institutions, such as banks and broker/dealers, subject to the seller's agreement to repurchase the securities at an established time and price. REPURCHASE AGREEMENTS can be regarded as loans to the seller, collateralized by the securities that are the subject of the agreement. Default by the seller would expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. In addition, if bankruptcy proceedings are commenced with respect to the seller of the obligations, the Fund may be delayed or limited in its ability to sell the collateral. Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Funds may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in repurchase agreements or other money market instruments, and the proceeds are allocated to the participating funds on a pro rata basis.

STRATEGIC TRANSACTIONS. Subject to the investment limitations and restrictions stated elsewhere in this prospectus and the SAI, each Fund, except the Money Market Fund may utilize various investment strategies as described below to hedge various market risks, to manage the effective maturity or duration of FIXED-INCOME SECURITIES or for other bona fide hedging purposes. Utilizing these investment strategies, the Fund may purchase and sell, exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices, and other financial instruments. It may also purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars; and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures. Each Fund, except the Money Market Fund, may write (sell) covered call options as well. A call option is "covered" if the Fund owns the security underlying the option it has written or if it maintains enough cash, cash equivalents or liquid securities to purchase the underlying security.

Subject to the investment limitations and restrictions stated elsewhere in this prospectus and in the SAI, the Fixed-Income Funds may enter into credit default swaps. The seller of a credit default swap contract is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default or similar triggering event by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the seller of a credit default swap receives from the buyer a periodic stream of payments over the term of the contract provided that no event of default or similar triggering event has occurred. If no default or other triggering event occurs, the seller would keep the stream of payments and would have no payment obligations. Credit default swaps are subject to the risks associated with derivative instruments including, among others, credit risk, default or similar event risk, interest rate risk, leverage risk and management risk.

All of the above are collectively referred to as "STRATEGIC TRANSACTIONS." STRATEGIC TRANSACTIONS may be used:

- to attempt to protect against possible changes in the market value of securities held in, or to be purchased for, the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations;

- to protect the Fund's unrealized gains in the value of its portfolio securities;

-    to facilitate the sale of such securities for investment purposes;

-    to manage the effective maturity or duration of the Fund's portfolio; and

- to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities.

Some STRATEGIC TRANSACTIONS may also be used to seek potentially higher returns, rather than for hedging purposes. Any or all of these investment techniques may be used at any time, as the use of any STRATEGIC TRANSACTION is a function of numerous variables including market conditions.

The use of strategic transactions involves special considerations and risks; for example:

- the ability of the Fund to utilize STRATEGIC TRANSACTIONS successfully will depend on the ability of WM Advisors or the sub-advisor to predict pertinent market movements;

- the risk that the other party to a STRATEGIC TRANSACTION will fail to meet its obligations to the Fund;

- the risk that the Fund will be unable to close out a STRATEGIC TRANSACTION at a time when it would otherwise do so, due to the illiquidity of the STRATEGIC TRANSACTION; and

- the risk of imperfect correlation, or even no correlation, between price movements of STRATEGIC TRANSACTIONS and price movements of any related portfolio positions.

STRATEGIC TRANSACTIONS can reduce opportunity for gain by offsetting the positive effect of favorable price movements in the related portfolio positions.

U.S. GOVERNMENT SECURITIES. All of the Funds may invest in U.S. GOVERNMENT SECURITIES, which include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government (such as GNMA bonds); others are backed only by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks) and still others are backed only by the credit of the government-sponsored entity (such as FNMA and FHLMC bonds). Certain of these obligations may receive ratings that are lower than the AAA rating typically associated with obligations of the U.S. Treasury, reflecting increased credit risk.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. In order to secure yields or prices deemed advantageous at the time, the Funds may purchase or sell securities on a WHEN-ISSUED or a DELAYED- DELIVERY BASIS. Due to fluctuations in the value of securities purchased on a WHEN-ISSUED or a DELAYED-DELIVERY BASIS, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the securities are actually delivered to the Funds. Similarly, the sale of securities for DELAYED-DELIVERY can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself.


PORTFOLIO TRANSACTIONS AND TURNOVER. Each Fund's turnover rate varies from year to year, depending on market conditions and investment strategies. High turnover rates increase transaction costs and may increase taxable capital gains. With the exception of the Money Market Fund, historical portfolio turnover rates for each of the funds are shown under "Financial Highlights." WM Advisors and the sub-advisors will not consider a

Fund's portfolio turnover rate to be a limiting factor in making investment decisions consistent with the Fund's investment objectives and policies.

INVESTING IN THE FUNDS

CLASS I SHARES

Class I shares are available for purchase only by the various series of WM Strategic Asset Management Portfolios, LLC, except that WM Advisors and its affiliates may purchase Class I shares of the Money Market Fund.

They are sold at the net asset value next determined after receipt of a properly completed purchase order, and are not subject to a contingent deferred sales charge.

EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES OF ANY CLASS AT ANY TIME. Each Fund also reserves the right to reject any specific purchase order, including purchases by exchange.

MARKET TIMING. The Funds are not intended for "market timing" or other forms of abusive short-term trading. If the Funds are used for short-term trading, shareholders could suffer adverse effects, including increased transaction costs and dilution of investment returns to the detriment of all Fund shareholders. Frequent trading can cause a portfolio manager to maintain larger cash positions than desired, unplanned portfolio turnover and increased broker/dealer commissions or other transaction costs and can trigger taxable capital gains. In addition, some frequent traders attempt to exploit perceived valuation inefficiencies that can occur if the valuation of a Fund's portfolio securities does not reflect conditions as of the close of the New York Stock Exchange, which is the time that the Funds' NAV per share is determined. For example, the closing price of securities primarily trading in markets that close prior to the New York Stock Exchange may not reflect events that occurred after the close of that market. This type of arbitrage activity can dilute a Fund's NAV per share for long-term investors.

Frequent traders wishing to engage in market timing should not purchase the Funds. The Trusts' Board of Trustees has adopted policies and procedures intended to discourage market timing with respect to each Fund other than the Money Market Fund. The procedures include the use of "fair value" pricing, redemption fees and the refusal of purchase transactions. These procedures are applied uniformly, although the redemption fee does not apply to shares acquired through reinvestment of dividends, distributions, and redemption proceeds, and to investments made by WM Strategic Asset Management Portfolios, LLC. The redemption fee may be waived by the Funds' chief compliance officer upon a determination that the redemption did not harm the Fund. Fair value pricing is applied when reliable market quotations are not readily available including when the closing prices of portfolio securities primarily traded in foreign markets are deemed to be substantially inaccurate at the close of the New York Stock Exchange. The International Growth Fund currently charges a 2.00% redemption fee for redemptions within 90 days of the purchase date. The Funds' transfer agent will attempt to identify shareholders who engage in market timing and will restrict the trading activity of shareholders who are identified as market timers. The Funds reserve the right to reject and/or reverse any purchases, including purchases by exchange.

Although it is the policy of the WM Group of Funds to seek to prevent market timing and other excessive trading practices in each Fund, other than the Money Market Fund which is intended for short-term investment horizons, there is no assurance that short-term trading will not occur. In addition, the Funds may not have sufficient information to prevent market timing, especially with respect to accounts held in the names of financial intermediaries ("omnibus accounts").

DISCLOSURE OF PORTFOLIO HOLDINGS. The Funds disclose their month-end portfolio holdings on the Distributor's website for the Funds at wmgroupoffunds.com on the last business day of the following month. The Funds also will disclose their largest ten holdings as of month end on the first business day following the 15th day of the following month earlier than 15 days after the end of each month. Selected third parties may be provided portfolio holdings information solely for legitimate business purposes and subject to confidentiality agreements. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

TRANSFER AGENCY AND RETIREMENT PLAN SERVICES. WM Shareholder Services, Inc. ("WMSS") acts as the transfer agent for the Funds. As such, it registers the transfer, issuance, and redemption of Fund shares and disburses dividends and other distributions to Fund shareholders.

Many Fund shares are owned by financial intermediaries for the benefit of their customers. In those cases, the Funds often do not maintain an account for individual investors. Thus, some or all of the transfer agency functions for these accounts are performed by the financial intermediaries. WMSS pays these financial intermediaries fees for sub-transfer agency and related recordkeeping services in amounts generally ranging from $3 to $6 per customer Fund account per annum, and no intermediary currently receives more than $19 per customer Fund account per annum. Retirement plans may also hold Fund shares in the name of the plan, rather than the participant. Plan record keepers, who may have affiliated financial intermediaries that sell shares of the Funds, may be paid up to 0.25% per annum of the average daily net assets held in the plan by WMSS. In addition, financial intermediaries may be affiliates of entities that receive compensation from the Distributor as discussed in the prior section for maintaining retirement plan "platforms" that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.

THE AMOUNTS PAID TO FINANCIAL INTERMEDIARIES AND PLAN RECORDKEEPERS FOR SUB-TRANSFER AGENCY AND RECORDKEEPING SERVICES, AND THEIR RELATED SERVICE REQUIREMENTS, MAY VARY ACROSS FUND GROUPS AND SHARE CLASSES. THIS MAY CREATE AN INCENTIVE FOR FINANCIAL INTERMEDIARIES AND THEIR INVESTMENT REPRESENTATIVES TO RECOMMEND ONE FUND COMPLEX OVER ANOTHER OR ONE CLASS OF SHARES OVER ANOTHER.

DISTRIBUTION OF INCOME AND CAPITAL GAINS. The Funds distribute dividends from net investment income (which is essentially interest and dividends from securities minus expenses). They also make capital gain distributions if realized gains from the sale of securities exceed realized losses. The amount of dividends of net investment income, qualified dividend income, and distributions of net realized long- and short-term capital gains payable to shareholders will be determined separately for each Fund. For more information, please see the section entitled "Tax Considerations."

- Dividends from the net investment income of the Fixed-Income and Money Market Fund will normally be declared daily and paid monthly.

- Dividends from the net investment income of the Equity Income and REIT Funds will normally be declared and paid quarterly.

- Dividends from the net investment income of the Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Stock, Small Cap Growth, and International Growth Funds will normally be declared and paid annually.

- Each of the Funds reserves the right to declare and pay dividends less frequently than as disclosed above, provided that net realized capital gains and net investment income, if any, are paid at least annually.

- The Funds distribute net realized capital gains, if any, at least annually, normally in December. Dividends and capital gain distributions may be reinvested or paid directly to the shareholder; however, the Funds will automatically reinvest dividends or distributions of $10 or less. Automatic reinvestments of dividends and capital gain distributions are made at the NAV determined on the day the dividends or distributions are deducted from the Fund's NAV. Shareholders may indicate their choice at the time of account establishment or at a later time by contacting their Investment Representative or the Funds' offices. Options include:

- Automatic reinvestment: Unless the shareholder chooses another option, all dividends and capital gain distributions are reinvested in additional shares of the same class of the Fund, without an initial sales charge or being subject to a CDSC.

- Reinvestment in another fund: Dividends and capital gain distributions may be automatically invested in the same class of shares of another fund, provided that fund is available for sale in the shareholder's state of residence AND THE MINIMUM INITIAL INVESTMENT IS MET.

- Cash payments: All dividends and capital gain distributions will be deposited in the shareholder's pre-authorized bank account or paid by check and mailed to the address of record.

REDEMPTIONS AND EXCHANGES OF SHARES

REDEMPTIONS. Shareholders may contact their Investment Representative or the WM Group of Funds to redeem their shares. Redemptions are effected at the NAV next calculated after receipt, by the WM Group of Funds or its agent, of a properly completed request, less any applicable CDSC.

Shares that are registered in the shareholder's name with the transfer agent may be redeemed at any time in the following ways:

- Shareholders may authorize telephone or Internet transactions when their account is established or in writing at a later time. Provided the shareholder has pre-authorized these transactions, shares may be redeemed by contacting the WM Group of Funds at 800-222-5852. Telephone transaction privileges may be restricted and generally, redemptions will not be allowed for amounts totaling more than $50,000 per Fund per day. (1)

- The Investment Representative may request telephone or Internet transactions on the shareholder's behalf. Proceeds must be directed to a pre-authorized bank or brokerage account or to the address of record for the account. Investment Representatives may request redemptions in excess of the $50,000 per Fund per day limit. (1)

- Shareholders may redeem shares by submitting a written request to the WM Group of Funds. Written requests, including requests for redemptions exceeding $50,000, redemptions due to death, and redemptions payable to an alternate payee, address or bank, may require a Medallion Signature Guarantee. Please contact the WM Group of Funds for additional information.

SYSTEMATIC WITHDRAWAL PLAN. Shareholders or their Investment Representatives may establish a systematic withdrawal plan by telephone or in writing. Details about establishing and maintaining a systematic withdrawal plan are as follows.

- $5,000 minimum balance in the applicable Fund at the time the systematic withdrawal plan is established. (2)

-    Systematic redemption minimum of $50.(3)

- Shares of the applicable Fund will be redeemed to provide the requested redemption.

- Redemptions that exceed dividend income and capital gains may eventually exhaust the account.

(1) Note: The WM Group of Funds' telephone representatives are available Monday-Friday, 8:00 a.m.-9:00 p.m. (Eastern Time) to assist both Investment Representatives and shareholders. During holidays or days when the NYSE closes early, the offices of the Funds may be closed or may close early as well. The Funds also maintain a voice response unit ("VRU"), which provides account access 24 hours a day. It may be difficult to reach the WM Group of Funds by telephone during periods of unusual economic or market activity. Please be persistent during these times. For your protection, all telephone instructions are verified by requesting personal shareholder information, providing written confirmations of each telephone transaction, and recording telephone instructions. If these or other reasonable procedures are used, neither the transfer agent nor the Funds will be liable for following telephone instructions which they reasonably believe to be genuine. Shareholders assume the risk of any losses in such cases. However, the transfer agent or the Funds may be liable for any losses because of unauthorized or fraudulent telephone instructions if they fail to follow reasonable procedures.

(2) The minimum balance and minimum dollar requirement is waived for IRA or other qualified retirement accounts to the extent necessary to meet a Required Minimum Distribution as defined by the Internal Revenue Service.

(3) Note: Exceptions may apply. Please contact the WM Group of Funds for additional information.

EXCHANGES. Shareholders may contact their Investment Representative or the WM Group of Funds to exchange or arrange for automatic monthly exchanges of their shares. Exchanges of shares are sales and may result in a gain or loss for income tax purposes.

- All exchanges are subject to the minimum investment requirements of the Fund being acquired and to its availability for sale in the shareholder's state of residence.

- Exchanges are made at the relative NAVs of the shares being exchanged next determined after receipt of a properly completed exchange request.

- Shares of any of the Funds may be exchanged for shares of the same class of any of the other Funds or Portfolios within the WM Group of Funds.

MEDALLION SIGNATURE GUARANTEE. For the protection of the Funds and their shareholders, the WM Group of Funds requires Medallion Signature Guarantee on certain requests and documents. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a Medallion program recognized by the Securities Transfer Association. The three recognized Medallion programs are the Securities Transfer Agents Medallion Program 2000 New Technology (STAMP/2000), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted. Contact the WM Group of Funds for more information.

PROMPT PAYMENT. Payment normally will be made on the next business day after redemption, but no later than seven days after the transaction, unless you recently purchased Fund shares by check or Automated Clearing House ("ACH") transfer. In these cases, redemption proceeds may be delayed for up to 10 calendar days after the purchase transaction, to allow for collection of funds. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for seven days as permitted by federal securities laws. Redemption proceeds will be sent by check or ACH transfer to the shareholder's address or bank account of record, without charge. Redemption proceeds may be subject to a fee (and the receiving institution may also charge a fee to receive a wire transmission).

SMALL ACCOUNTS. It is costly to maintain small accounts. Accordingly, the Funds reserve the right to close or impose a fee on accounts below the minimum initial investment of $1,000. The fees would be deducted from the account and would be retained by the respective Fund. Alternatively, an account may be closed after 60 days written notice. Accounts will not be closed if they fall below the minimum amount solely because of declines in market value. Shares would be redeemed at the next calculated NAV, less any applicable CDSC, on the day the fee is charged or the account is closed.

DUPLICATE MAILINGS. To reduce expenses to the Funds, the WM Group of Funds attempts to eliminate duplicate mailings to the same address. The Funds deliver a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. These prospectus and shareholder reports, including the annual privacy notice, will be delivered in this manner indefinitely unless the shareholder instructs the WM Group of Funds otherwise. Shareholders or their Investment Representatives may request multiple copies of documents by contacting the WM Group of Funds at 800-222-5852.

TAX CONSIDERATIONS

Shareholders are responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gain distributions whether such dividends or distributions are paid in cash or reinvested in additional shares.

Generally, dividends paid by the Funds from interest, dividends, and net short-term capital gains will be taxed as ordinary income. Distributions properly designated by the Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 15% tax rate), regardless of how long you have held your shares. For taxable years beginning before January 1, 2009, distributions of investment income properly designated by the Fund as derived from "qualified dividend income" will be taxed at the rates applicable to long-term capital gains.

A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that shareholder, would be taxable to that shareholder as described above.

Because of tax law requirements, you must provide the Funds with an accurate and certified taxpayer identification number (for individuals, generally a Social Security Number) to avoid "back-up" withholding, which is currently imposed at a rate of 28%.

Early in each calendar year each Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.

Any gain resulting from the sale, redemption, or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

Investments by a Fund in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders of the International Growth Fund may be entitled to claim a creditor deduction with respect to foreign taxes. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

Investments by a Fund in certain debt instruments or derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Code. The Fund's use of derivatives will also affect the amount, timing, and character of the Fund's distributions.

THE INFORMATION CONTAINED IN THIS PROSPECTUS IS NOT A COMPLETE DESCRIPTION OF THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF INVESTING IN THE FUNDS. YOU SHOULD CONSULT YOUR TAX ADVISOR BEFORE INVESTING IN THE FUNDS.

HOW NET ASSET VALUE IS DETERMINED

Investment securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method that the Board of Trustees believes accurately reflects fair value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the Funds' NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Funds' shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the Funds' foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, those investments may be valued at their fair value. The NAVs are determined at the end of each business day of the New York Stock Exchange or at 1:00 p.m. Pacific Time, whichever is earlier. Generally, shares will not be priced on the days on which the New York Stock Exchange is closed for trading. Under unusual circumstances, the Money Market Fund may determine its NAV on days which the New York Stock Exchange is not open for regular trading.

In addition, the Funds have adopted fair value pricing procedures and methodologies, which, among other things, generally require the Funds to fair value foreign securities if there has been movement in the U.S. market and/or other economic indicators that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used to a significant extent by the Funds.

MANAGEMENT OF THE FUNDS

The Funds are managed by WM Advisors, Inc., which is referred to as "WM Advisors" in this prospectus. WM Advisors is a wholly owned indirect subsidiary of Washington Mutual, Inc. ("Washington Mutual"), a publicly owned financial services company, and is located at 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101. WM Advisors has been in the business of investment management since 1944. Its responsibilities include formulating each Fund's investment policies (subject to the terms of this prospectus), analyzing economic trends, directing and evaluating the investment services provided by the sub-advisors, monitoring each Fund's investment performance and reporting to the Trusts' Board of Trustees, as well as providing certain administrative services to the Funds.

In connection with its service as investment advisor to each Fund, WM Advisors may engage one or more sub-advisors to provide investment advisory services to any of the Funds and may remove or, subject to shareholder approval, replace any such sub-advisor if it deems such action to be in the best interests of a Fund and its shareholders. Where WM Advisors has not delegated such duties to a sub-advisor, it is responsible for managing the investment and reinvestment of the Fund's assets. WM Advisors has delegated portfolio management responsibilities with respect to the Growth, Small Cap Growth and International Growth Funds to sub-advisors. Each Fund may, to the extent permitted under the 1940 Act, place portfolio transactions with (and pay brokerage commissions to) affiliates of WM Advisors and the sub-advisors to the Funds indicated below. For more information see the SAI.

The following organizations, under the supervision of WM Advisors, act as sub-advisors to the Funds indicated below and are responsible for continuously reviewing, supervising and administering those Funds' respective investment programs:

CAPITAL GUARDIAN TRUST COMPANY ("Capital Guardian"), 333 South Hope Street, Los Angeles, California 90071, acts as sub-advisor to the INTERNATIONAL GROWTH FUND. Capital Guardian is a wholly owned subsidiary of Capital Group International, Inc., which is in turn owned by The Capital Group Companies, Inc. ("CGC"). CGC is also the parent company of several other subsidiaries, all of which directly or indirectly provide investment management services. Capital Guardian had aggregate assets under management of approximately $157.3 billion as of December 31, 2005.

DELAWARE MANAGEMENT COMPANY ("Delaware"), 2005 Market Street, Philadelphia, Pennsylvania 19103, acts as one of two sub-advisors to the SMALL CAP GROWTH FUND. Delaware is a series of Delaware Management Business Trust, which is an indirect, wholly-owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). DMH and its subsidiaries provide a broad range of investment services to both institutional and individual clients. As of September 30, 2005, DMH and it subsidiaries had approximately $107.6 billion in assets under management. DMH and Delaware are indirect, wholly-owned subsidiaries, and are subject to the ultimate control of Lincoln National Corporation.

JANUS CAPITAL MANAGEMENT LLC ("Janus"), 151 Detroit Street, Denver, Colorado 80206, acts as one of three sub-advisors to the GROWTH FUND. Janus is a direct subsidiary of Janus Capital Group Inc. ("JCG"), a publicly traded company with principal operations in financial asset management businesses. JCG owns approximately 95% of Janus, with the remaining 5% held by Janus Management Holdings Corporation. Janus has been providing investment advice to mutual funds or other large institutional clients since 1969. As of December 31, 2005, JCG's assets under management were approximately $148.5 billion.

OBERWEIS ASSET MANAGEMENT, INC. ("Oberweis"), 951 Ice Cream Drive, North Aurora, Illinois 60542, acts as one of two sub-advisors to the SMALL CAP GROWTH FUND. Oberweis is a boutique investment firm that focuses on investments in rapidly growing firms. Established in 1989, Oberweis provides investment advisory advice to funds, institutions, and individual investors on a broad range of investment products. As of December 31, 2005, Oberweis had approximately $1.8 billion in assets under management.

OPPENHEIMERFUNDS, INC. ("Oppenheimer"), Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008, acts as one of three sub-advisors to the GROWTH FUND. Oppenheimer has been in the investment management business since 1960. Oppenheimer and its subsidiaries and affiliates managed more than $200 billion in assets as of December 31, 2005, including Oppenheimer funds with more than 6 million shareholder accounts. Oppenheimer is a wholly owned subsidiary of Oppenheimer Acquisition Corporation, a holding company controlled by Massachusetts Mutual Life Insurance Company.

SALOMON BROTHERS ASSET MANAGEMENT INC ("Salomon"), 399 Park Avenue, New York, New York 10022, which acts as sub-advisor to the GROWTH FUND, is an indirect, wholly-owned subsidiary of Legg Mason, Inc. Salomon was established in 1987, and together with its affiliates in London, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. As of December 31, 2005, Salomon had approximately $88.6 billion in assets under management.

INDIVIDUAL FUND MANAGERS

WM Advisors' portfolio managers are compensated through a combination of base salary and incentive compensation. Incentive compensation is based on investment performance relative to a peer group of mutual funds and other measures of performance. The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of Fund shares.

GARY J. POKRZYWINSKI, CFA, Chief Investment Officer, Senior Vice President, and Senior Portfolio Manager of WM Advisors, has primary responsibility for the day-to-day management of the HIGH YIELD FUND since April 1998. Since March 2005, he has been responsible for co-managing the INCOME FUND with John Friedl. Between 1992 and March 2005 he had primary responsibility for the day-to-day management of the Income Fund. Mr. Pokrzywinski has been employed by WM Advisors since July 1992.

DANIEL R. COLEMAN, Vice President, Head of Equity Investment Team and Senior Portfolio Manager of WM Advisors, leads a team of investment professionals that is responsible for the management of the Equity Funds that are not sub-advised. Mr. Coleman has had primary responsibility for the day-to-day management of the MID CAP STOCK FUND since December 2001. Mr. Coleman joined WM Advisors in October 2001. Prior to that, he was Vice President and Senior Manager of Business Development at InfoSpace, Inc./Go2Net from 2000 until 2001, and Member and General Partner of Brookhaven Capital Management LLC/ Clyde Hill Research from 1989 until 2000.

PHILIP M. FOREMAN, CFA, Vice President and Senior Portfolio Manager of WM Advisors, has been responsible for the day-to-day management of the WEST COAST EQUITY FUND since 2002. Mr. Foreman has been employed by WM Advisors since January of 2002. Prior to that, Mr. Foreman was Senior Vice President and Equity Mutual Fund Manager at Evergreen Asset Management Co. from 1999 until 2002, and Vice President and Senior Portfolio Manager at WM Advisors, Inc. from 1991 until 1999.

JOHN R. FRIEDL, CFA, Vice President and Portfolio Manager, has been co-manager of the INCOME FUND with Gary J. Pokrzywinski since March 2005. He has been employed as an investment professional at WM Advisors since August 1998.

DAVID W. SIMPSON, CFA, Vice President and Senior Portfolio Manager of WM Advisors, has been responsible for the day-to-day management of the SMALL CAP VALUE FUND and REIT FUND since March 2004 and August 2005, respectively. Previously, he co-managed the Small Cap Growth Fund with Stephen Q. Spencer from March 2005 to April 2005. From 2001 to 2002, Mr. Simpson was Chief Investment Officer and Managing Director of Summit Capital Management, LLC. Prior to that, Mr. Simpson was Vice President and Senior Portfolio Manager of WM Advisors for eight years.


CRAIG V. SOSEY, Vice President and Senior Portfolio Manager of WM Advisors, has had primary responsibility for the day-to-day management of the SHORT TERM INCOME and U.S. GOVERNMENT SECURITIES FUNDS since January 2000 and November 1998, respectively. He has been employed by WM Advisors since May 1998. Prior to that, he was the Assistant Treasurer of California Federal Bank, where he worked for over eight years.

STEPHEN Q. SPENCER, CFA, First Vice President and Senior Portfolio Manager of WM Advisors, has had primary responsibility for the day-to-day management of the GROWTH & INCOME FUND since March 2003. Previously, Mr. Spencer co-managed the Small Cap Growth Fund with David W. Simpson from March 2005 to April 2005. Previously, he co-managed the Growth & Income Fund from January 2000 to March 2003. Mr. Spencer has been employed by WM Advisors since September 1999. Prior to that, Mr. Spencer was a Portfolio Manager and Senior Equity Analyst for Smoot, Miller, Cheney & Co. from 1985 to 1999.

JOSEPH T. SUTY, CFA, Vice President and Senior Portfolio Manager of WM Advisors, has been responsible for the day-to-day management of the EQUITY INCOME FUND since October 1, 2005. Prior to joining WM Advisors in September 2005, Mr. Suty managed personal and foundation portfolios from January 2005 until August 2005. From December 1991 until December 2004, Mr. Suty was a portfolio manager of large-cap value stocks at Washington Capital Management, Inc., where he was a principal and director of the firm.

CAPITAL GUARDIAN has been sub-advisor for the INTERNATIONAL GROWTH FUND since June 1999. There are two separate investment management teams of Capital
Guardian: the "non-U.S. equity team" and the "emerging market equity team" (effective March 1, 2006), that will share in the investment management of the International Growth Fund. For the "non-U.S. equity team", Capital Guardian employs a team of portfolio managers each of whom has primary responsibility for the day-to-day management of that portion of the Fund assigned to such person. They are: David I. Fisher, Arthur J. Gromadzki, Richard N. Havas, Nancy J. Kyle, Christopher A. Reed, Lionel M. Sauvage, Nilly Sikorsky, Rudolf M. Staehelin, Seung Kwak, and John M. N. Mant. MR. FISHER is Chairman of the Board of Capital Group International, Inc. and Capital Guardian as well as Vice Chairman of Capital International, Inc., Emerging Markets Growth Fund, Inc. and also a director of the Capital Group Companies, Inc. He has been employed by the Capital Group organization since 1969. MR. GROMADZKI is a Vice President of Capital International Research, Inc. with European equity portfolio management and investment analyst responsibilities. Mr. Gromadzki has been employed by the Capital Group organization since 1987. MR. HAVAS, who has been with the Capital Group organization since 1986, is a Senior Vice President and Portfolio Manager for Capital Guardian and Capital International Limited as well as a Senior Vice President and Director of Capital Guardian (Canada), Inc. MS. KYLE, who has been with the Capital Group organization since 1991, is a Senior Vice President, Vice Chairman, and Director of Capital Guardian. Ms. Kyle is also President and a Director of Capital Guardian (Canada), Inc. and a Vice President of Emerging Markets Growth Fund, Inc. MR. REED is a Director and a Senior Vice President of Capital International Research, Inc. with portfolio management responsibilities for Japan, Pacific Basin, and non-U.S. equity portfolios and research responsibilities for the Japanese financial sector. Mr. Reed has been employed by the Capital Group organization since 1994. MR. SAUVAGE is a Senior Vice President and Portfolio Manager for Capital Guardian and a Senior Vice President for Capital International Research, Inc. Mr. Sauvage has been employed by the Capital Group organization since 1987. MS. SIKORSKY is President and Managing Director of Capital International S.A., Chairman of Capital International Perspective, S.A., Managing Director -- Europe and a Director of Capital Group International, Inc., and serves as a Director of the Capital Group, Capital International Limited, and Capital International K.K. Ms. Sikorsky has been employed by the Capital Group organization since 1962. MR. STAEHELIN is a Senior Vice President and Director of Capital International Research, Inc. and Capital International S.A., and has been employed by the Capital Group organization since 1981. MR. KWAK is a Senior Vice President for Capital International K.K.
(CIKK) and a portfolio manager for non-U.S. (Japan only) assets. He joined CIKK in 2002, after serving as the Chief Investment Officer-Japan and Managing Director for Zurich Scudder Investments and he holds the Chartered Financial Analyst Designation. MR. MANT is an Executive Vice President, a Director, and the European Research Manager of Capital International Research, Inc. He is also a Director and Senior Vice President with portfolio management responsibilities for Capital International Limited and has been with the organization since 1990.

For the "emerging market equity team," Capital Guardian employs a team of portfolio managers each of whom has primary responsibility for the day-to-day management of that portion of the Fund assigned to him or her. They are: OSMAN
Y. AKIMAN, CHRISTOPHER CHOE, DAVID I. FISHER, VICTOR D. KOHN, NANCY J. KYLE, LUIS FREITAS DE OLIVEIRA and SHAW B. WAGENER. Note that Mr. Fisher and Ms. Kyle are also members of the "non-U.S. equity team" and their experience is noted above. MR. AKIMAN is Director of Capital International Research Inc. and Vice President of Capital International Ltd. with portfolio management responsibilities in Global Emerging Markets and Asia Pacific ex. Japan mandates and has been employed by the organization since 1994. MR. CHOE is Senior Vice President and portfolio manager of Capital International, Inc. and has been employed by the organization since 1990. MR. KOHN, a member of the organization since 1986, is President of Capital International, Inc., a Senior Vice President, and a Director of Capital International Research,

Inc., Chairman of Capital International, Inc.'s Emerging Markets Investment Committee, and an emerging markets equity portfolio manager. He is also an Executive Vice President of Capital International, Inc.'s Emerging Markets Growth Fund and he holds the Chartered Financial Analyst designation. MR. DE OLIVEIRA is Senior Vice President and Director of Capital International S.A. A member of the organization since 1994, he also serves on the board of several of Capital International's Luxembourg-based mutual funds. MR. WAGENER is Chairman of Capital International, Inc. (CII); a Senior Vice President and Director of Capital Group International, Inc. (CGII); and serves as a Director of Capital Guardian Trust Company (CGTC), and The Capital Group Companies, Inc. (CGC). He is an emerging markets equity portfolio manager and the Vice Chairman of the Investment Committee for emerging markets. He also is on Capital International, Inc.'s Private Equity Investment Committee. MR. WAGENER joined the organization in 1981 and has also served as the head of equity trading for Capital Research and Management Company. He holds the Chartered Financial Analyst designation.

ALAN BLAKE, CFA, Managing Director and Senior Portfolio Manager of Salomon, is primarily responsible for the day-to-day management of the portion of the GROWTH FUND's portfolio managed by Salomon since March 2005. Mr. Blake has more than 24 years of securities business experience. Mr. Blake has been employed by Salomon since August 1991.

E. MARC PINTO, CFA, is primarily responsible for the day-to-day management of the portion of the GROWTH FUND's portfolio that is managed by Janus. Mr. Pinto, Portfolio Manager and Vice President, has been employed by Janus since 1994, where his duties include the management of institutional separate accounts in the Large Cap Growth discipline.

WILLIAM L. WILBY, CFA, and MARC L. BAYLIN, CFA, are the co-portfolio managers of the portion of the GROWTH FUND's portfolio managed by Oppenheimer and are principally responsible for the day-to-day management of that portion's investments. Mr. Wilby has been a Senior Vice President of Oppenheimer since July 1994 and Senior Investment Officer and Director of Equities of Oppenheimer since July 2004. Mr. Wilby was Director of International Global Equities of Oppenheimer from May 2000 through July 2004 and Senior Vice President of HarborView Asset Management Corporation from May 1999 to November 2001.

Mr. Baylin is a Vice President of Oppenheimer and a member of the Growth Equity Investment Team. He was Managing Director and Lead Portfolio Manager at JP Morgan Fleming Investment Management from June 2002 to August 2005 and was a Vice President of T. Rowe Price, where he was an analyst from June 1993 and a portfolio manager from March 1999 to June 2002. Messrs. Wilby and Baylin are portfolio managers of other Oppenheimer funds.

JAMES W. OBERWEIS, CFA, President and Portfolio Manager of Oberweis, is primarily responsible for the day-to-day management of the portion of the SMALL CAP GROWTH Fund's assets managed by Oberweis. He specializes exclusively in managing portfolios of high growth small cap companies. Mr. Oberweis has been Director since 2003, President since 2001,and a Portfolio Manager since 1995. Mr. Oberweis was Vice President from 1995 to 2001.

MARSHALL T. BASSETT has primary responsibility for making day-to-day investment decisions for the portion of the SMALL CAP GROWTH FUND's portfolio that is managed by Delaware. When making decisions, Mr. Bassett regularly consults with STEVEN G. CATRICKS, BARRY S. GLADSTEIN, CHRISTOPHER M. HOLLAND, STEVEN T. LAMPE, MATTHEW TODOROW, RUDY D. TORRIJOS III, and LORI P. WACHS. MR. BASSETT assumed responsibility for the portion of the Small Cap Growth Fund's portfolio that is managed by Delaware in April 2005. Mr. Bassett, Senior Vice President/Chief Investment Officer - Emerging Growth, joined Delaware Investments in 1997. MR. CATRICKS, Vice President/Portfolio Manager, joined Delaware Investments in 2001. Before joining Delaware Investments, Mr. Catricks was an equity analyst at BlackRock Financial, where he specialized in small-capitalization growth stocks. MR. GLADSTEIN, Vice President/Portfolio Manager, joined Delaware Investments in 1995. MR. HOLLAND, Vice President/Portfolio Manager, joined Delaware Investments in 2001. Before joining Delaware Investments, MR. HOLLAND was a municipal fixed income analyst at BlackRock Financial and in private client services at J.P. Morgan Chase & Company. MR. LAMPE, Vice President/Portfolio Manager, joined Delaware Investments in 1995. Mr. Todorow, Vice President/Portfolio

Manager, joined Delaware Investments in 2003. Prior to that, MR. TODOROW served as Executive Director for Morgan Stanley Investment Management and as Portfolio Manager for the Small/Mid Cap Group. Prior to that, he held positions at Keeton Capital Management. MR. TORRIJOS, Vice President/Portfolio Manager, joined Delaware Investments in July 2005. Before joining Delaware Investments, Mr. Torrijos was a technology analyst at Fiduciary Trust Co., International. Previously, he worked at Neuberger Berman Growth Group as an analyst and, later, as a fund manager. MS. WACHS, Vice President/Portfolio Manager, joined Delaware Investments in 1992.

MANAGEMENT FEES

During its most recent fiscal year, each of the Funds paid management fees to WM Advisors at the following rates (not reflecting any expense waivers or reimbursements):

                                     Fees Paid as a Percentage
FUNDS                                      of Net Assets
-----                                -------------------------
REIT Fund ........................            0.80%
Equity Income Fund ...............            0.52%
Growth & Income Fund .............            0.51%
West Coast Equity Fund ...........            0.50%
Mid Cap Stock Fund ...............            0.75%
Growth Fund* .....................            0.76%**
Small Cap Value Fund .............            0.85%
Small Cap Growth Fund ............            0.85%**
International Growth Fund ........            0.83%**
Short Term Income Fund ...........            0.49%
U.S. Government Securities Fund ..            0.50%
Income Fund ......................            0.50%
Money Market Fund ................            0.54%

* The Growth Fund's management fee was reduced effective November 1, 2005. Had the reduced fees been in effect during its most recent fiscal year, the Growth Fund would have paid a management fee of 0.71% to WM Advisors.

**   Including amounts paid to sub-advisor(s).

A discussion of the material factors considered by the Trustees of the Trusts in approving investment advisory contract(s) for each Fund is available in the Fund's most recent Annual or Semiannual report to shareholders (for periods ending October 31 and April 30, respectively).

NO DEALER, SALESPERSON, OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND YOU SHOULD NOT RELY ON SUCH OTHER INFORMATION OR
REPRESENTATIONS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years (or in the case of a newer Fund, since the inception of the Fund). Performance information is provided for Class I shares only. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below is excerpted from financial statements audited by Deloitte & Touche LLP. The Report of Independent Registered Public Accounting Firm, along with the Funds' financial statements, are included in their Annual Reports to Shareholders, which are available upon request.

                            REIT FUND CLASS I SHARES


                                                   YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                   OCTOBER 31,      OCTOBER 31,     OCTOBER 31,
                                                      2005             2004           2003(4)
                                                   -----------      -----------     -----------
Net Asset Value, Beginning of Period ............   $  15.65         $  12.47        $  10.00
                                                    --------         --------        --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income .........................       0.49(4)          0.46(3)         0.34(3)
  Net Realized and Unrealized Gain
    on Investments ..............................       1.96             3.14            2.32
                                                    --------         --------        --------
    Total from Investment Operations ............       2.45             3.60            2.66
                                                    --------         --------        --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ..........      (0.49)           (0.37)          (0.19)
  Distributions from Net Realized
    Capital Gains ...............................      (0.34)           (0.05)             --
                                                    --------         --------        --------
    Total Distributions .........................      (0.83)           (0.42)          (0.19)
                                                    --------         --------        --------
Net Asset Value, End of Period ..................   $  17.27         $  15.65        $  12.47
                                                    ========         ========        ========
Total Return(1) .................................      15.99%           29.40%          26.76%
 RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) ..........   $388,914         $316,904        $182,138
  Ratio of Operating Expenses to Average Net
    Assets ......................................       0.84%            0.86%           0.92%(5)
  Ratio of Net Investment Income
    to Average Net Assets .......................       2.97%            3.29%           4.09%(5)
  Portfolio Turnover Rate .......................         11%               5%              7%
  Ratio of Operating Expenses to Average
   Net Assets Without Fee Waivers, Expenses
   Reimbursed and/or Fees Reduced by
   Credits Allowed by the Custodian(2) ..........       0.84%            0.86%           0.92%(5)

FOOTNOTES TO FINANCIAL HIGHLIGHTS

(1) Total return is not annualized for periods less than one year. The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of the operating expenses to average net assets includes expenses paid indirectly through custodian credits.

(3)  Per share numbers have been calculated using the average share method.

(4)  The REIT Fund commenced operations on March 1, 2003.

(5)  Annualized.

                        EQUITY INCOME FUND CLASS I SHARES


                                           YEAR ENDED    YEAR ENDED     YEAR ENDED       YEAR ENDED       YEAR ENDED
                                           OCTOBER 31,   OCTOBER 31,    OCTOBER 31,      OCTOBER 31,      OCTOBER 31,
                                              2005          2004           2003             2002             2001
                                          -------------  -----------    -----------      -----------      -----------
Net Asset Value, Beginning
 of Period ............................   $    17.79      $  15.45       $  12.73         $  14.85         $  15.59
                                          ----------      --------       --------         --------         --------
 INCOME FROM INVESTMENT
   OPERATIONS:
  Net Investment Income................         0.48(4)       0.35(3)        0.38(3)          0.45(3)          0.54(3)
  Net Realized and Unrealized
   Gain/(Loss) on Investments .........         2.24          2.33           2.72            (1.85)            0.35
                                          ----------      --------       --------         --------         --------
    Total from Investment
      Operations ......................         2.72          2.68           3.10            (1.40)            0.89
                                          ----------      --------       --------         --------         --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment
    Income ............................        (0.44)        (0.34)         (0.38)           (0.40)           (0.50)
  Distributions from Net Realized
    Capital Gains .....................           --            --             --            (0.32)           (1.13)
                                          ----------      --------       --------         --------         --------
Net Asset Value, End of Period ........   $    20.07      $  17.79       $  15.45         $  12.73         $  14.85
                                          ==========      ========       ========         ========         ========
Total Return(1) .......................        15.39%        17.51%         24.77%          (10.04)%           6.26%
 RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
  Net Assets, End of Period
    (in 000's) ........................   $1,294,804      $908,925       $529,665         $350,185         $252,453
  Ratio of Operating Expenses
    to Average Net Assets .............         0.58%         0.59%          0.61%            0.63%            0.64%
  Ratio of Net Investment
    Income to Average Net Assets ......         2.45%         2.06%          2.77%            3.11%            3.49%
  Portfolio Turnover Rate .............           32%           20%            18%              16%              17%
  Ratio of Operating Expenses
   to Average Net Assets Without
   Fee Waivers, Expenses Reimbursed
   and/or Fees Reduced by Credits
   Allowed by the Custodian(2) ........         0.58%         0.59%          0.61%            0.63%            0.65%

FOOTNOTES TO FINANCIAL HIGHLIGHTS

(1) Total return is not annualized for periods less than one year. The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of the operating expenses to average net assets includes expenses paid indirectly through custodian credits.

(3)  Per share numbers have been calculated using the average share method.

(4)  Annualized.

(5)  The Equity Income Fund commenced selling Class I shares on August 1, 2000.

                       GROWTH & INCOME FUND CLASS I SHARES


                                             YEAR ENDED     YEAR ENDED       YEAR ENDED         YEAR ENDED         YEAR ENDED
                                             OCTOBER 31,    OCTOBER 31,      OCTOBER 31,        OCTOBER 31,        OCTOBER 31,
                                                2005           2004             2003               2002               2001
                                             -----------    -----------      -----------        -----------        -----------
Net Asset Value, Beginning of
 Period ................................     $    23.52     $    21.68       $    18.52         $    22.39         $    27.16
                                             ----------     ----------       ----------         ----------         ----------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income ................           0.41(4)        0.30(3)          0.29(3)            0.24(3)            0.18
  Net Realized and Unrealized
   Gain/(Loss) on Investments ..........           1.17           1.82             3.12              (3.70)             (3.64)
                                             ----------     ----------       ----------         ----------         ----------
    Total from Investment
     Operations ........................           1.58           2.12             3.41              (3.46)             (3.46)
                                             ----------     ----------       ----------         ----------         ----------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment
    Income .............................          (0.35)         (0.28)           (0.25)             (0.05)             (0.14)
  Distributions from Net Realized
    Capital Gains ......................             --             --               --              (0.36)             (1.17)
                                             ----------     ----------       ----------         ----------         ----------
    Total Distributions ................          (0.35)         (0.28)           (0.25)             (0.41)             (1.31)
                                             ----------     ----------       ----------         ----------         ----------
Net Asset Value, End of Period .........     $    24.75     $    23.52       $    21.68         $    18.52         $    22.39
                                             ==========     ==========       ==========         ==========         ==========
Total Return(1) ........................           6.70%          9.85%           18.61%            (15.84)%           (13.12)%
 RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
  Net Assets, End of Period
   (in 000's) ..........................     $1,963,730     $1,394,883       $  895,547         $  671,191         $  768,550
  Ratio of Operating Expenses
   to Average Net Assets ...............           0.56%          0.57%            0.59%              0.60%              0.58%
  Ratio of Net Investment
   Income to Average Net Assets ........           1.67%          1.27%            1.46%              1.13%              0.74%
  Portfolio Turnover Rate ..............             15%             6%              17%                22%                35%
  Ratio of Operating Expenses to
   Average Net Assets Without Fee
   Waivers, Expenses Reimbursed
   and/or Fees Reduced by Credits
   Allowed by the Custodian(2) .........           0.56%          0.57%            0.59%              0.60%              0.58%

FOOTNOTES TO FINANCIAL HIGHLIGHTS

(1) Total return is not annualized for periods less than one year. The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of the operating expenses to average net assets includes expenses paid indirectly through custodian credits.

(3)  Per share numbers have been calculated using the average share method.

                      WEST COAST EQUITY FUND CLASS I SHARES


                                              YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED       YEAR ENDED
                                              OCTOBER 31,    OCTOBER 31,    OCTOBER 31,     OCTOBER 31,      OCTOBER 31,
                                                 2005           2004           2003            2002             2001
                                              -----------    -----------    -----------     -----------      -----------
Net Asset Value, Beginning
   of Period .............................     $  35.39       $  32.39       $  23.83        $  29.00         $  36.34
                                               --------       --------       --------        --------         --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/
    (Loss) ...............................         0.39           0.17(3)        0.13(3)         0.12(3)          0.20
  Net Realized and Unrealized
     Gain on Investments .................         4.37           2.87           8.43           (4.10)           (2.34)
                                               --------       --------       --------        --------         --------
    Total from Investment
     Operations ..........................         4.76           3.04           8.56           (3.98)           (2.14)
                                               --------       --------       --------        --------         --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment
     Income ..............................        (0.33)            --             --           (0.17)           (0.13)
  Distributions from Net Realized
     Capital Gains .......................        (0.43)         (0.04)            --           (1.02)           (5.07)
                                               --------       --------       --------        --------         --------
    Total Distributions ..................        (0.76)         (0.04)            --           (1.19)           (5.20)
                                               --------       --------       --------        --------         --------
Net Asset Value, End of Period ...........     $  39.39       $  35.39       $  32.39        $  23.83         $  29.00
                                               ========       ========       ========        ========         ========
Total Return(1) ..........................        13.55%          9.39%         35.92%         (14.65)%          (6.22)%
 RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
  Net Assets, End of Period
     (in 000's) ..........................     $621,993       $515,464       $349,363        $195,029         $176,303
  Ratio of Operating Expenses
     to Average Net Assets ...............         0.58%          0.61%          0.67%           0.70%            0.68%
  Ratio of Net Investment
     Income to Average Net Assets ........         1.01%          0.50%          0.49%           0.42%            0.71%
  Portfolio Turnover Rate ................           13%            12%            14%             16%              27%
  Ratio of Operating Expenses
     to Average Net Assets Without
     Fee Waivers, Expenses Reimbursed
     and/or Fees Reduced by Credits
     Allowed by the Custodian(2) .........         0.58%          0.61%          0.67%           0.70%            0.68%

FOOTNOTES TO FINANCIAL HIGHLIGHTS

(1) Total return is not annualized for periods less than one year. The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of the operating expenses to average net assets includes expenses paid indirectly through custodian credits.

(3)  Per share numbers have been calculated using the average share method.

                        MID CAP STOCK FUND CLASS I SHARES


                                                 YEAR ENDED      YEAR ENDED     YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                 OCTOBER 31,     OCTOBER 31,    OCTOBER 31,      OCTOBER 31,      OCTOBER 31,
                                                    2005            2004           2003             2002             2001
                                                 -----------     -----------    -----------      -----------      -----------
Net Asset Value, Beginning of Period ........        17.26           15.50       $  12.51         $  13.59         $  12.62
                                                  --------        --------       --------         --------         --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income .....................         0.30(4)         0.08(3)        0.06(3)          0.04(3)          0.04(3)
  Net Realized and Unrealized
   Gain/(Loss) on Investments ...............         2.59            1.78           2.97            (0.60)            1.00
                                                  --------        --------       --------         --------         --------
    Total from Investment Operations ........         2.89            1.86           3.03            (0.56)            1.04
                                                  --------        --------       --------         --------         --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ......        (0.08)          (0.06)         (0.04)           (0.02)           (0.02)
  Distributions from Net Realized
   Capital Gains ............................        (0.60)          (0.04)            --            (0.50)           (0.05)
                                                  --------        --------       --------         --------         --------
    Total Distributions .....................        (0.68)          (0.10)         (0.04)           (0.52)           (0.07)
                                                  --------        --------       --------         --------         --------
Net Asset Value, End of Period ..............     $  19.47        $  17.26       $  15.50         $  12.51         $  13.59
                                                  ========        ========       ========         ========         ========
Total Return(1) .............................        17.11%          12.02%         24.27%           (4.44)%           8.29%
 RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) ......     $766,698        $616,052       $369.772         $231,409         $220,052
  Ratio of Operating Expenses to Average
   Net Assets ...............................         0.80%           0.80%          0.81%            0.83%            0.81%
  Ratio of Net Investment Income
  to Average Net Assets .....................         1.64%           0.45%          0.42%            0.32%            0.30%
  Portfolio Turnover Rate ...................           28%             23%            28%              27%              33%
  Ratio of Operating Expenses to Average
   Net Assets Without Fee Waivers,
   Expenses Reimbursed and/or Fees
   Reduced by Credits Allowed by the
   Custodian(2) .............................         0.80%           0.80%          0.81%            0.83%            0.81%

FOOTNOTES TO FINANCIAL HIGHLIGHTS

(1) Total return is not annualized for periods less than one year. The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of the operating expenses to average net assets includes expenses paid indirectly through custodian credits.

(3)  Per share numbers have been calculated using the average share method.

(4)  Annualized.

                           GROWTH FUND CLASS I SHARES


                                             YEAR ENDED      YEAR ENDED      YEAR ENDED          YEAR ENDED         YEAR ENDED
                                             OCTOBER 31,     OCTOBER 31,     OCTOBER 31,         OCTOBER 31,        OCTOBER 31,
                                                2005            2004            2003                2002               2001
                                             -----------     -----------     -----------         -----------        -----------
Net Asset Value,
  Beginning of Period ..................     $    14.96      $    14.13      $    11.74          $    15.48         $    33.23
                                             ----------      ----------      ----------          ----------         ----------
 INCOME FROM INVESTMENT
   OPERATIONS:
  Net Investment Income/(Loss) .........           0.10            0.02(3)         0.00(3)(4)         (0.01)(3)           0.02(3)
  Net Realized and Unrealized
   Gain/(Loss) on Investments ..........           1.44            0.81            2.39               (3.73)            (13.31)
                                             ----------      ----------      ----------          ----------         ----------
    Total from Investment
      Operations .......................           1.54            0.83            2.39               (3.74)            (13.29)
                                             ----------      ----------      ----------          ----------         ----------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment
    Income .............................          (0.07)             --              --                  --              (0.33)
  Distributions from Net Realized
    Capital Gains ......................             --              --              --                  --              (4.13)
  Distributions from Capital ...........             --              --              --                  --                 --
                                             ----------      ----------      ----------          ----------         ----------
    Total Distributions ................          (0.07)             --              --                  --              (4.46)
                                             ----------      ----------      ----------          ----------         ----------
Net Asset Value, End of Period .........     $    16.43      $    14.96      $    14.13          $    11.74         $    15.48
                                             ==========      ==========      ==========          ==========         ==========
Total Return(1) ........................          10.30%           5.95%          20.27%             (24.16)%           (45.50)%
 RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of
   Period (in 000's) ...................     $1,506,501      $1,281,900      $  664,334          $  357,296         $  203,646
  Ratio of Operating Expenses to
   Average Net Assets ..................           0.83%           0.86%           0.92%               1.03%              1.00%
  Ratio of Net Investment
   Income/(Loss) to Average
   Net Assets ..........................           0.64%           0.15%           0.04%              (0.08)%             0.09%
  Portfolio Turnover Rate ..............             78%             56%             71%                170%                99%
  Ratio of Operating Expenses
   to Average Net Assets Without
   Fee Waivers, Expenses Reimbursed
   and/or Fees Reduced by Credits
   Allowed by the Custodian(2) .........           0.83%           0.86%           0.92%               1.03%              1.00%

FOOTNOTES TO FINANCIAL HIGHLIGHTS

(1) Total return is not annualized for periods less than one year. The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of the operating expenses to average net assets includes expenses paid indirectly through custodian credits.

(3)  Per share numbers have been calculated using the average share method.

(4)  Amount represents less than $0.01 per share.

                       SMALL CAP VALUE FUND CLASS I SHARES


                                                          YEAR ENDED   YEAR ENDED
                                                          OCTOBER 31,  OCTOBER 31,
                                                              2005       2004(5)
                                                          -----------  -----------
Net Asset Value, Beginning of Period .................     $  10.83     $  10.00
                                                           --------     --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income ..............................         0.11(4)      0.08(3)
  Net Realized and Unrealized
   Gain on Investments ...............................         0.91         0.75
                                                           --------     --------
    Total from Investment Operations .................         1.02         0.83
                                                           --------     --------
LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ...............        (0.11)          --
  Distributions from Net Realized
   Capital Gains .....................................           --           --
                                                           --------     --------
    Total Distributions ..............................        (0.11)          --
                                                           --------     --------
Net Asset Value, End of Period .......................     $  11.74     $  10.83
                                                           ========     ========
Total Return(1) ......................................         9.42%        8.30%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) ...............     $319,631     $268,310
  Ratio of Operating Expenses to Average
   Net Assets ........................................         0.90%        0.95%(4)
  Ratio of Net Investment Income
   to Average Net Assets .............................         0.91%        1.15%(4)
  Portfolio Turnover Rate ............................           54%          36%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses
   Reimbursed and/or Fees Reduced by
   Credits Allowed by the Custodian(2) ...............         0.90%        0.95%(4)

FOOTNOTES TO FINANCIAL HIGHLIGHTS

(1) Total return is not annualized for periods less than one year. The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of the operating expenses to average net assets includes expenses paid indirectly through custodian credits.

(3)  Per share numbers have been calculated using the average share method.

(4)  Annualized.

(5)  The Small Cap Value Fund commenced operations March 1, 2004.

                      SMALL CAP GROWTH FUND CLASS I SHARES


                                                      YEAR ENDED     YEAR ENDED     YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                      OCTOBER 31,    OCTOBER 31,    OCTOBER 31,      OCTOBER 31,      OCTOBER 31,
                                                         2005           2004           2003             2002             2001
                                                      -----------    -----------    -----------      -----------      -----------
Net Asset Value, Beginning of Period .............     $  13.39       $  13.76       $   8.35         $  13.74         $  26.77
                                                       --------       --------       --------         --------         --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment (Loss) ..........................        (0.07)(4)      (0.07)(3)      (0.02)(3)        (0.06)(3)        (0.06)
  Net Realized and Unrealized
   Gain/(Loss) on Investments ....................         1.11          (0.30)          5.43            (4.36)           (9.66)
                                                       --------       --------       --------         --------         --------
    Total from Investment Operations .............         1.04          (0.37)          5.41            (4.42)           (9.72)
                                                       --------       --------       --------         --------         --------
LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ...........           --             --             --               --               --
  Distributions from Net Realized
   Capital Gains .................................           --             --             --            (0.97)           (3.31)
                                                       --------       --------       --------         --------         --------
    Total Distributions ..........................           --             --             --            (0.97)           (3.31)
                                                       --------       --------       --------         --------         --------
Net Asset Value, End of Period ...................     $  14.43       $  13.39       $  13.76         $   8.35         $  13.74
                                                       ========       ========       ========         ========         ========
Total Return(1) ..................................         7.77%         (2.62)%        64.67%          (35.32)%         (40.49)%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) ...........     $239,308       $237,582       $337,271         $123,620         $134,462
  Ratio of Operating Expenses to Average
   Net Assets ....................................         0.98%          0.95%          0.96%            1.00%            0.97%
  Ratio of Net Investment (Loss)
   to Average Net Assets .........................        (0.47)%        (0.50)%        (0.18)%          (0.52)%          (0.48)%
  Portfolio Turnover Rate ........................          251%            53%            40%              21%              46%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses
   Reimbursed and/or Fees Reduced by
   Credits Allowed by the Custodian(2) ...........         0.98%          0.95%          0.96%            1.00%            0.97%

FOOTNOTES TO FINANCIAL HIGHLIGHTS

(1) Total return is not annualized for periods less than one year. The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of the operating expenses to average net assets includes expenses paid indirectly through custodian credits.

(3)  Per share numbers have been calculated using the average share method.

(4)  Annualized.

                    INTERNATIONAL GROWTH FUND CLASS I SHARES


                                                    YEAR ENDED    YEAR ENDED     YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                    OCTOBER 31,   OCTOBER 31,    OCTOBER 31,      OCTOBER 31,      OCTOBER 31,
                                                       2005          2004           2003             2002             2001
                                                    -----------   -----------    -----------      -----------      -----------
Net Asset Value, Beginning of Period ...........     $   9.26      $   8.43       $   6.80         $   7.69         $  11.00
                                                     --------      --------       --------         --------         --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income ........................         0.15(4)       0.11(3)        0.08(3)          0.04(3)          0.04
  Net Realized and Unrealized Gain/(Loss) on
   Investments .................................         1.53          0.84           1.64            (0.75)           (2.68)
                                                     --------      --------       --------         --------         --------
    Total from Investment Operations ...........         1.68          0.95           1.72            (0.71)           (2.64)
                                                     --------      --------       --------         --------         --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income .........        (0.13)        (0.12)         (0.09)           (0.18)           (0.01)
  Distributions from Net Realized
   Capital Gains ...............................           --         (0.12)            --               --            (0.66)
                                                     --------      --------       --------         --------         --------
    Total Distributions ........................        (0.13)        (0.12)         (0.09)           (0.18)           (0.67)
                                                     --------      --------       --------         --------         --------
Redemption Fees ................................           --          0.00(4)        0.00(4)          0.00(4)            --
                                                     --------      --------       --------         --------         --------
Net Asset Value, End of Period .................     $  10.81      $   9.26       $   8.43         $   6.80         $   7.69
                                                     ========      ========       ========         ========         ========
Total Return(1) ................................        18.19%        11.38%         25.56%           (9.61)%         (25.53)%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) .........     $780,519      $539,471       $317,493         $185,137         $124,886
  Ratio of Operating Expenses to
   Average Net Assets ..........................         0.95%         0.99%          1.07%            1.19%            1.18%
  Ratio of Net Investment Income
   to Average Net Assets .......................         1.46%         1.18%          1.10%            0.54%            0.50%
  Portfolio Turnover Rate ......................           24%           20%            19%              25%              27%
  Ratio of Operating Expenses to
   Average Net Assets Without Fee
   Waivers, Expenses Reimbursed
   and/or Fees Reduced by Credits
   Allowed by the Custodian(2) .................         0.95%       0.99%          1.07%            1.19%            1.18%

FOOTNOTES TO FINANCIAL HIGHLIGHTS

(1) Total return is not annualized for periods less than one year. The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of the operating expenses to average net assets includes expenses paid indirectly through custodian credits.

(3)  Per share numbers have been calculated using the average share method.

(4)  Amount represents less than 0.01.

                      SHORT TERM INCOME FUND CLASS I SHARES


                                                YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                                   2005           2004           2003           2002           2001
                                                -----------    -----------    -----------    -----------    -----------
Net Asset Value, Beginning of Period .......     $   2.38       $   2.39       $   2.34       $   2.41       $   2.29
                                                 --------       --------       --------       --------       --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income ....................         0.09           0.08           0.09           0.13           0.15
  Net Realized and Unrealized Gain/(Loss) on
   Investments .............................        (0.07)         (0.01)          0.06          (0.07)          0.12
                                                 --------       --------       --------       --------       --------
    Total from Investment Operations .......         0.02           0.07           0.15           0.06           0.27
                                                 --------       --------       --------       --------       --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income .....        (0.09)         (0.08)         (0.10)         (0.13)         (0.15)
  Distributions from Net Realized Capital
   Gains ...................................           --             --             --             --             --
                                                 --------       --------       --------       --------       --------
    Total Distributions ....................           --             --          (0.10)         (0.13)         (0.15)
                                                 --------       --------       --------       --------       --------
Net Asset Value, End of Period .............     $   2.31       $   2.38       $   2.39       $   2.34       $   2.41
                                                 ========       ========       ========       ========       ========
Total Return(1) ............................         0.74%          3.13%          6.55%          2.53%         11.93%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:

  Net Assets, End of Period (in 000's) .....     $195,607       $168,947       $129,443       $ 89,210       $110,710
  Ratio of Operating Expenses to Average Net
   Assets ..................................         0.56%          0.58%          0.59%          0.61%          0.27%
  Ratio of Net Investment Income to
   Average Net Assets ......................         3.61%          3.48%          3.83%          5.38%          6.19%
  Portfolio Turnover Rate ..................           13%            14%            33%            28%            27%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses
   Reimbursed and/or Fees Reduced by Credits
   Allowed by the Custodian(2) .............         0.56%        0.58%          0.59%          0.61%          0.59%

FOOTNOTES TO FINANCIAL HIGHLIGHTS

(1) Total return is not annualized for periods less than one year. The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of the operating expenses to average net assets includes expenses paid indirectly through custodian credits.

(3)  Amount represents less than $0.01 per share.

                 U.S. GOVERNMENT SECURITIES FUND CLASS I SHARES


                                                 YEAR ENDED       YEAR ENDED       YEAR ENDED         YEAR ENDED       YEAR ENDED
                                                 OCTOBER 31,      OCTOBER 31,      OCTOBER 31,        OCTOBER 31,      OCTOBER 31,
                                                    2005             2004             2003               2002             2001
                                                 -----------      -----------      -----------        -----------      -----------
Net Asset Value, Beginning of Period .......     $    10.88       $    10.89       $    11.19         $    11.20       $    10.55
                                                 ----------       ----------       ----------         ----------       ----------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income ....................           0.45(4)          0.44(3)          0.44(3)            0.58             0.66
  Net Realized and Unrealized Gain/(Loss) on
   Investments .............................          (0.30)            0.05            (0.19)              0.04             0.65
                                                 ----------       ----------       ----------         ----------       ----------
    Total from Investment Operations .......           0.15             0.49             0.25               0.62             1.31
                                                 ----------       ----------       ----------         ----------       ----------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income .....          (0.50)           (0.50)           (0.55)             (0.63)           (0.66)
                                                 ----------       ----------       ----------         ----------       ----------
    Total Distributions ....................          (0.50)           (0.50)           (0.55)             (0.63)           (0.66)
                                                 ----------       ----------       ----------         ----------       ----------
Net Asset Value, End of Period .............     $    10.53       $    10.88       $    10.89         $    11.19       $    11.20
                                                 ==========       ==========       ==========         ==========       ==========
Total Return(1) ............................           1.41%            4.65%            2.32%              5.77%           12.81%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
  Net Assets, End of Period (in 000's)           $1,642,617       $1,260,104       $  658,676         $  365,912       $  301,656
  Ratio of Operating Expenses to Average Net
   Assets ..................................           0.54%            0.55%            0.57%              0.58%            0.57%
  Ratio of Net Investment Income to Average
   Net Assets ..............................           4.22%            4.02%            3.95%              5.29%            6.09%
  Portfolio Turnover Rate ..................             34%              30%              62%                48%              30%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses
   Reimbursed and/or Fees Reduced by Credits
   Allowed by the Custodian(2) .............           0.54%            0.55%            0.57%              0.58%            0.57%

FOOTNOTES TO FINANCIAL HIGHLIGHTS

(1) Total return is not annualized for periods less than one year. The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of the operating expenses to average net assets includes expenses paid indirectly through custodian credits.

(3)  Per share numbers have been calculated using the average share method.

                           INCOME FUND CLASS I SHARES


                                               YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                               OCTOBER 31,     OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                                  2005            2004           2003           2002           2001
                                               -----------     -----------    -----------    -----------    -----------
Net Asset Value, Beginning of Period ......     $   9.48        $   9.36       $   9.03       $   9.34       $   8.91
                                                --------        --------       --------       --------       --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investments Income ..................         0.49            0.50           0.55           0.64           0.66
  Net Realized & Unrealized Gain/(Loss) on
   Investments ............................        (0.38)           0.16           0.38          (0.29)          0.44
                                                --------        --------       --------       --------       --------
    Total from Investment Operations ......         0.11            0.66           0.93           0.35           1.10
                                                --------        --------       --------       --------       --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ....        (0.52)          (0.54)         (0.60)         (0.66)         (0.67)
  Distributions from Net Realized Capital
   Gains...................................           --              --             --             --             --
                                                --------        --------       --------       --------       --------
    Total Distributions ...................        (0.52)          (0.54)         (0.60)         (0.66)         (0.67)
                                                --------        --------       --------       --------       --------
Net Asset Value, End of Period ............     $   9.07        $   9.48       $   9.36       $   9.03       $   9.34
                                                ========        ========       ========       ========       ========
Total Return(1) ...........................         1.13%           7.18%         10.51%          3.94%         12.78%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
  Net Assets End of Period (in 000's)           $903,915        $834,726       $679,139       $487,376       $387,998
  Ratio of Operating Expenses to Average
   Net Assets .............................         0.54%           0.55%          0.56%          0.56%          0.56%
  Ratio of Net Investment Income to Average
   Net Assets .............................         5.20%           5.27%          5.80%          7.02%          7.27%
  Portfolio Turnover Rate .................           20%             24%            33%            20%            35%
  Ratio of Operating Expenses to Average
   Net Assets without Fee Waivers, Expenses
   Reimbursed and Fees Reduced by Credits
   Allowed by the Custodian(2) ............         0.54%         0.55%          0.56%          0.56%          0.56%

FOOTNOTES TO FINANCIAL HIGHLIGHTS

(1) Total return is not annualized for periods less than one year. The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of the operating expenses to average net assets includes expenses paid indirectly through custodian credits.

                         HIGH YIELD FUND CLASS I SHARES


                                                YEAR ENDED      YEAR ENDED     YEAR ENDED       YEAR ENDED     YEAR ENDED
                                                OCTOBER 31,     OCTOBER 31,    OCTOBER 31,      OCTOBER 31,    OCTOBER 31,
                                                   2005            2004           2003             2002           2001
                                                -----------     -----------    -----------      -----------    -----------
Net Asset Value, Beginning of Period .......     $   8.27        $   7.86       $   6.62         $   7.43       $   8.48
                                                 --------        --------       --------         --------       --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income ....................         0.58            0.60           0.63(3)          0.73           0.87
  Net Realized and Unrealized Gain on
   Investments .............................        (0.03)           0.44           1.30            (0.72)         (0.99)
                                                 --------        --------       --------         --------       --------
    Total from Investment Operations .......         0.55            1.04           1.93             0.01          (0.12)
                                                 --------        --------       --------         --------       --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income .....        (0.60)          (0.63)         (0.69)           (0.82)         (0.93)
  Distributions from Net Realized Capital
   Gains ...................................           --              --             --               --             --
                                                 --------        --------       --------         --------       --------
    Total Distributions ....................        (0.60)          (0.63)         (0.69)           (0.82)         (0.93)
                                                 --------        --------       --------         --------       --------
Net Asset Value, End of Period .............     $   8.22        $   8.27       $   7.86         $   6.62       $   7.43
                                                 ========        ========       ========         ========       ========
Total Return(1) ............................         6.91%          13.75%         30.44%           (0.15)%        (1.49)%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
  Net Assets, End of Period (in 000'S).          $588,409        $526,095       $424,781         $244,937       $201,385
  Ratio of Operating Expenses to Average Net
   Assets ..................................         0.59%           0.61%          0.64%            0.68%          0.68%
  Ratio of Net Investment Income to Average
   Net Assets ..............................         7.09%           7.43%          8.57%           10.07%         10.87%
  Portfolio Turnover Rate ..................           94%             82%            61%              60%            27%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses
   Reimbursed and/or Fees Reduced by Credits
   Allowed by the Custodian(2) .............         0.59%         0.61%          0.64%            0.68%          0.69%

FOOTNOTES TO FINANCIAL HIGHLIGHTS

(1) Total return is not annualized for periods less than one year. The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of the operating expenses to average net assets includes expenses paid indirectly through custodian credits.

(3)  Per share numbers have been calculated using the average share method.

                        MONEY MARKET FUND CLASS I SHARES


                                                YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                OCTOBER 31,     OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                                   2005            2004           2003           2002           2001
                                                -----------     -----------    -----------    -----------    -----------
Net Asset Value, Beginning of Period .......     $   1.00        $   1.00       $   1.00       $   1.00       $   1.00
                                                 --------        --------       --------       --------       --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investments Income ...................        0.023           0.008          0.008          0.015          0.044
                                                 --------        --------       --------       --------       --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income .....       (0.023)         (0.008)        (0.008)        (0.015)        (0.044)
                                                 --------        --------       --------       --------       --------
Net Asset Value, End of Period .............     $   1.00            1.00       $   1.00       $   1.00       $   1.00
                                                 ========        ========       ========       ========       ========
Total Return(1) ............................         2.36%           0.79%          0.84%          1.47%          4.46%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
  Net Assets, End of Period (in 000's).          $ 92,992        $ 91,719       $ 24,880       $169,295       $ 17,755
  Ratio of Operating Expenses to Average Net
   Assets ..................................         0.59%           0.52%          0.54%          0.54%          0.58%
  Ratio of Net Investment Income to Average
   Net Assets ..............................         2.33%           0.83%          0.83%          1.46%          4.27%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses
   Reimbursed and Fees Reduced by Credits
   Allowed by the Custodian(2) .............         0.59%           0.52%          0.54%          0.54%          0.58%

FOOTNOTES TO FINANCIAL HIGHLIGHTS

(1)  Total return is not annualized for periods less than one   year. The total
     returns would have been lower if certain fees had not be  en waived and/or
     expenses reimbursed by the investment advisor or if fees   had not been
     reduced by credits allowed by the custodian.

(2) Ratio of the operating expenses to average net assets includes expenses paid indirectly through custodian credits.

APPENDIX A

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. BOND RATINGS:

+ Aaa, Aa -- Bonds which are rated Aaa or Aa are judged to be of the highest quality and high quality, respectively. Together, they comprise what is generally known as high grade bonds. Bonds rated Aa are rated lower than Aaa securities because margins of protection may not be as large as in the latter or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

+ A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

+ Baa -- Bonds which are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

+ Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

+ B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

+ Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

+ Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

+ C -- Bonds which are rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

DESCRIPTION OF STANDARD & POOR'S BOND RATINGS:

+ AAA, AA, A -- Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

+ BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

+ BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse business, economic and financial conditions.

+ D -- Bonds rated D are in payment default, meaning payment of interest and/or repayment of principal is in arrears.

DESCRIPTION OF FITCH CORPORATE BOND RATINGS

INVESTMENT-GRADE

+ AAA -- Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

+ AA -- Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

+ A -- High credit quality. A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

+ BBB -- Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SPECULATIVE-GRADE

+ BB -- Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

+ B -- Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

+ CCC, CC, C -- High default risk. Default risk is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

+ DDD, DD, D -- Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD obligations have the highest potential for recovery, around 90% -- 100% of outstanding amounts and accrued interest. DD indicates potential recoveries in the range of 50% -- 90% and D the lowest recovery potential, i.e., below 50%. Entities rated in this category have defaulted on some or all of their obligations.

Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated DD and D are generally undergoing a formal reorganization or liquidation process; those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect of repaying all obligations.

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FOR MORE INFORMATION ABOUT THE WM GROUP OF FUNDS

The Statement of Additional Information (SAI) and Annual and Semiannual Reports to shareholders include additional information about the Funds. The SAI and The Report of Independent Registered Public Accounting Firm, along with the financial statements included in the Funds' recent Annual Reports, are incorporated by reference into this prospectus, which means that they are part of this prospectus for legal purposes. The Funds' Annual Reports discuss the market conditions and investment strategies that significantly affected performance during the last fiscal year. You may obtain free copies of these materials, request other information about the WM Group of Funds, and make shareholder inquiries by contacting your financial advisor, by calling toll-free 800-222-5852, or by visiting wmgroupoffunds.com.

You may review and copy information about the Funds, including the SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Funds on the EDGAR database or the Commission's Web site at http://www.sec.gov. You may obtain copies of this information, with payment of a duplication fee, by electronic request at the following email address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You may need to refer to the following file numbers:


FILE NO. 811-00123
REIT FUND
EQUITY INCOME FUND
GROWTH & INCOME FUND
WEST COAST EQUITY FUND
MID CAP STOCK FUND
SMALL CAP VALUE FUND
U.S. GOVERNMENT SECURITIES FUND
INCOME FUND
HIGH YIELD FUND
MONEY MARKET FUND

FILE NO. 811-05775
GROWTH FUND
SMALL CAP GROWTH FUND
INTERNATIONAL GROWTH FUND
SHORT TERM INCOME FUND